Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.75%, 07/20/34
(a) (b)
.......... USD 5,500 $ 5,503,850
AGL Core CLO 2 Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 7.08%, 07/20/37
(a) (b)
......... 1,000 1,006,356
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b) (c)
.......... 1,306 1,279,069
Alinea CLO Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.24%, 07/20/31
(a) (b)
.......... 7,000 7,001,488
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME
Term SOFR at 1.56% Floor + 1.56%),
6.89%, 04/28/37 ................ 5,000 5,003,992
Series 2015-7A, Class BR3, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
7.38%, 04/28/37 ................ 1,500 1,511,261
Annisa CLO Ltd., Series 2016-2A, Class BR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.24%, 07/20/31
(a) (b)
.......... 5,000 5,004,529
Apidos CLO Xxv, Series 2016-25A, Class
A1R2, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 6.47%, 10/20/31
(a) (b)
..... 5,608 5,610,885
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................. 1,428 1,280,783
ARI Fleet Lease Trust
(b)
Series 2022-A, Class A2, 3.12%, 01/15/31 . 2,345 2,336,225
Series 2024-A, Class A2, 5.30%, 11/15/32 . 3,123 3,111,592
Arm Master Trust LLC, Series 2021-T1, Class
A, 2.43%, 11/15/27
(b)
............... 715 696,058
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 5.34%, 12/29/36 EUR 100 107,435
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 5.94%, 12/29/36 100 107,552
Series 2024-1, Class E, (1-mo. EURIBOR at
0.00% Floor + 4.50%), 8.14%, 12/29/36 100 107,248
AutoFlorence 2 SRL
(a)(d)
Series 2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.15%), 4.75%, 12/24/44 184 195,846
Series 2, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.35%), 5.95%, 12/24/44 99 105,447
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.05%), 4.65%,
01/31/39 ..................... 915 974,162
Series 2021-SP, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.55%), 5.15%,
01/31/39 ..................... 349 368,840
Series 2021-SP, Class E, (1-mo. EURIBOR
at 0.00% Floor + 2.65%), 6.25%,
01/31/39 ..................... 261 277,808
Series 2021-SP, Class F, (1-mo. EURIBOR
at 0.00% Floor + 3.90%), 7.50%,
01/31/39 ..................... 44 45,832
Bain Capital CLO Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 6.87%, 04/16/37
(a) (b)
......... USD 3,370 3,390,920
Ballyrock CLO 19 Ltd., Series 2022-19A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 6.65%, 04/20/35
(a) (b)
......... 1,250 1,254,076
Ballyrock CLO Ltd., Series 2019-2A, Class
A1RR, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 6.72%, 02/20/36
(a) (b)
..... 3,275 3,278,083
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Barings CLO Ltd., Series 2019-3A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.66%, 04/20/31
(a) (b)
.......... USD 900 $ 900,729
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.77%, 07/15/34
(a) (b)
.......... 4,500 4,514,738
Bavarian Sky SA, Series GE13, Class A, (1-mo.
EURIBOR at 0.00% Floor + 0.43%), 4.04%,
03/20/32
(a) (d)
..................... EUR 500 536,007
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 6.86%,
07/20/37
(a) (b)
..................... USD 3,345 3,347,546
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(b)
............... 149 143,045
BlueMountain CLO Ltd., Series 2018-2A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.28%, 08/15/31
(a) (b)
.......... 500 502,715
BlueMountain Fuji US CLO III Ltd., Series 2017-
3A, Class A2, (3-mo. CME Term SOFR at
1.15% Floor + 1.41%), 6.74%, 01/15/30
(a) (b)
250 250,427
Bpce Consumer Loans Fct, Series 2024-1,
Class A, (1-mo. EURIBOR at 0.00% Floor +
0.70%), 4.50%, 10/31/42
(a) (d)
.......... EUR 800 860,188
Brex Commercial Charge Card Master Trust,
Series 2024-1, Class A1, 6.05%, 07/15/27
(b)
USD 413 412,514
Brignole Co.
(a)(d)
Series 2024, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 5.60%, 02/24/42 EUR 100 107,190
Series 2024, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 7.60%, 02/24/42 100 107,370
Bryant Park Funding Ltd., Series 2024-22A,
Class A1, (3-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 6.93%, 04/15/37
(a) (b)
..... USD 1,500 1,507,486
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, (3-mo. CME Term
SOFR at 0.55% Floor + 0.81%), 6.14%,
05/15/28
(a)
.................... 2,240 2,237,855
Series 2023-A1, Class A, 4.42%, 05/15/28 . 100 98,652
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.55%, 04/17/31 ................ 2,812 2,813,187
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.73%, 07/15/31 ................ 4,896 4,901,774
CarVal CLO IX-C Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.68% Floor +
1.68%), 7.00%, 04/20/37
(a) (b)
.......... 1,000 1,011,482
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
.......... 1,881 1,624,042
Cedar Funding X CLO Ltd., Series 2019-10A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.19%, 10/20/32
(a) (b)
..... 570 569,981
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. CME Term SOFR at
1.35% Floor + 1.61%), 6.95%, 05/29/32
(a) (b)
1,500 1,501,149
Chesapeake Funding II LLC
(b)
Series 2020-1A, Class C, 2.14%, 08/15/32 . 260 259,226
Series 2023-2A, Class A1, 6.16%, 10/15/35 4,235 4,259,775
Series 2024-1A, Class A1, 5.52%, 05/15/36 6,686 6,683,585
CIFC Funding Ltd.
(a)(b)
Series 2013-3RA, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.56%, 04/24/31 ................ 3,087 3,090,261

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-3A, Class BR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.74%, 04/19/29 ................ USD 8,500 $ 8,496,550
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.05% Floor + 1.31%), 6.64%,
07/15/33 ..................... 5,000 5,005,003
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.58% Floor + 1.84%), 7.17%,
07/15/33 ..................... 500 500,102
CNH Equipment Trust, Series 2024-A, Class
A3, 4.77%, 06/15/29 ............... 5,360 5,322,266
College Ave Student Loans Trust, Series 2024-
A, Class A1B, (SOFR 30 day Average at
1.75% Floor + 1.75%), 7.09%, 06/25/54
(a) (b)
14,099 13,979,139
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. CME Term
SOFR at 1.10% Floor + 1.21%), 6.56%,
07/25/51 ..................... 260 258,369
Series 2021-B, Class A1, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 6.26%,
06/25/52 ..................... 3,618 3,557,721
Series 2023-A, Class A1, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 7.24%,
05/25/55 ..................... 6,291 6,421,848
Compartment BL Consumer Credit
(a)(d)
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.63%), 4.23%, 09/25/41 EUR 679 729,643
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.90%), 4.50%, 09/25/41 308 330,392
Compartment Driver UK Eight, Series 8, Class
A, (Sterling Overnight Index Average at
0.00% Floor + 0.60%), 5.80%, 09/25/31
(a) (d)
GBP 1,000 1,266,246
Credit Acceptance Auto Loan Trust, Series
2022-1A, Class A, 4.60%, 06/15/32
(b)
.... USD 11,180 11,111,329
Dowson plc
(a)(d)
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.81%, 10/20/28 ................ GBP 421 532,609
Series 2022-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
7.46%, 01/20/29 ................ 1,151 1,464,941
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
7.91%, 01/20/29 ................ 601 762,562
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.19%, 07/18/30
(a) (b)
..... USD 3,250 3,259,858
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.19%, 07/18/30
(a) (b)
.......... 500 501,692
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.69%, 05/20/34
(a) (b)
......... 750 751,461
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
...................... 2,610 2,505,057
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
...................... 640 510,437
ELFI Graduate Loan Program LLC
(b)
Series 2022-A, Class A, 4.51%, 08/26/47 .. 7,536 7,152,647
Series 2023-A, Class A, 6.37%, 02/04/48 .. 6,326 6,452,632
Elmwood CLO 26 Ltd., Series 2024-1A, Class
C, (3-mo. CME Term SOFR at 2.40% Floor +
2.40%), 7.69%, 04/18/37
(a) (b)
.......... 3,700 3,735,746
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 6.84%, 04/20/37
(a) (b)
..... USD 1,755 $ 1,756,983
Elmwood CLO 30 Ltd., Series 2024-6A, Class
A, (3-mo. CME Term SOFR at 1.43% Floor +
1.43%), 0.00%, 07/17/37
(a) (b)
.......... 3,830 3,848,001
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.91% Floor
+ 1.91%), 7.24%, 04/20/34
(a) (b)
......... 4,200 4,222,319
Elmwood CLO III Ltd., Series 2019-3A, Class
A2RR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 6.92%, 07/18/37
(a) (b)
..... 350 349,767
Elmwood CLO IV Ltd., Series 2020-1A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 7.17%, 04/18/37
(a) (b)
......... 1,000 1,001,682
Enterprise Fleet Financing LLC
(b)
Series 2022-1, Class A2, 3.03%, 01/20/28 . 6,424 6,359,229
Series 2023-2, Class A2, 5.56%, 04/22/30 . 9,823 9,823,002
Series 2024-1, Class A2, 5.23%, 03/20/30 . 5,070 5,054,861
Series 2024-1, Class A3, 5.16%, 09/20/30 . 338 337,686
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
.... CAD 4,430 3,183,802
FCT Noria, Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.50%), 5.10%,
10/25/49
(a) (d)
..................... EUR 363 387,997
FCT Pixel, Series 2021-1, Class D, (3-mo.
EURIBOR at 0.00% Floor + 1.75%), 5.55%,
02/25/38
(a) (d)
..................... 117 124,704
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1,
(3-mo. CME Term SOFR at 1.11% Floor +
1.37%), 6.70%, 07/19/34
(a) (b)
.......... USD 8,500 8,521,250
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
...................... 238 218,496
Ford Credit Auto Owner Trust
(b)
Series 2023-1, Class A, 4.85%, 08/15/35 .. 4,328 4,291,869
Series 2023-2, Class A, 5.28%, 02/15/36 .. 14,278 14,382,990
Series 2024-1, Class A, 4.87%, 08/15/36
(c)
. 8,704 8,631,913
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30 .. 7,902 7,581,785
Series 2019-4, Class B, 2.64%, 09/15/26 .. 3,232 3,203,369
Series 2023-1, Class A1, 4.92%, 05/15/28
(b)
13,525 13,434,323
Series 2023-1, Class A2, (SOFR 30 day
Average at 0.00% Floor + 1.25%), 6.58%,
05/15/28
(a) (b)
................... 3,470 3,516,363
Series 2023-1, Class B, 5.31%, 05/15/28
(b)
. 3,960 3,929,243
Series 2024-2, Class A, 5.24%, 04/15/31
(b)
. 5,676 5,721,161
Fortuna Consumer Loan ABS DAC
(a)(d)
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.35%), 4.93%, 02/18/34 EUR 300 323,153
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 5.88%, 02/18/34 200 216,227
Foundation Finance Trust
(b)
Series 2021-2A, Class A, 2.19%, 01/15/42 . USD 1,025 940,561
Series 2024-1A, Class A, 5.50%, 12/15/49 . 4,306 4,300,111
Series 2024-1A, Class B, 5.95%, 12/15/49 . 511 510,177
FS Rialto Issuer LLC, Series 2022-FL6, Class
A, (1-mo. CME Term SOFR at 2.58% Floor +
2.58%), 7.92%, 08/17/37
(a) (b)
.......... 4,735 4,745,630
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.95%), 4.67%, 03/21/33
(a)
EUR 238 254,263
Series 2020-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.95%), 5.67%, 03/21/33
(a)
71 76,013
Series 2020-1, Class D, 3.50%, 03/21/33 .. 119 122,890

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GM Financial Revolving Receivables Trust
(b)
Series 2023-2, Class A, 5.77%, 08/11/36 .. USD 7,487 $ 7,685,335
Series 2024-1, Class A, 4.98%, 12/11/36 .. 3,342 3,328,761
GoldenTree Loan Management US CLO 4
Ltd., Series 2019-4A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
7.18%, 04/24/31
(a) (b)
................ 400 401,432
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.72%,
10/20/34
(a) (b)
..................... 655 655,684
Goldman Home Improvement Trust Issuer
Trust, Series 2022-GRN2, Class A, 6.80%,
10/25/52
(b)
...................... 2,052 2,055,555
Goodleap Sustainable Home Solutions Trust,
Series 2023-3C, Class A, 6.50%, 07/20/55
(b)
2,919 2,956,220
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2022-2CS, Class A, 4.00%, 04/20/49 1,238 1,101,102
Series 2022-3CS, Class A, 4.95%, 07/20/49 806 749,083
Gracie Point International Funding
(a)(b)
Series 2023-1A, Class D, (SOFR90A at
0.00% Floor + 4.50%), 9.85%, 09/01/26 285 288,982
Series 2023-2A, Class A, (SOFR90A at
2.25% Floor + 2.25%), 7.60%, 03/01/27 1,209 1,213,018
Gracie Point International Funding LLC, Series
2024-1A, Class A, (SOFR90A at 1.70% Floor
+ 1.70%), 7.05%, 03/01/28
(a) (b)
......... 6,180 6,204,229
Hermitage 2024 plc
(a)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
0.00%, 04/21/33 ................ GBP 159 200,992
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
0.00%, 04/21/33 ................ 100 126,410
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
0.00%, 04/21/33 ................ 163 206,048
Hill FL
(a)(d)
Series 2024-1FL, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 4.68%,
02/18/32 ..................... EUR 200 215,117
Series 2024-1FL, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.05%), 5.63%,
02/18/32 ..................... 100 108,379
Series 2024-1FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.20%), 6.78%,
02/18/32 ..................... 100 107,983
Hipgnosis Music Assets LP, Series 2022-1,
Class A, 5.00%, 05/16/62
(b)
........... USD 2,128 2,048,917
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 ............... 6,776 6,761,016
KKR Financial CLO Ltd., Series 2013-1A, Class
A1R2, (3-mo. CME Term SOFR at 1.10%
Floor + 1.10%), 6.42%, 04/15/29
(a) (b)
..... 1,000 1,000,624
LCM XXIII Ltd., Series 23A, Class A2R, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.24%, 10/20/29
(a) (b)
................ 485 485,444
Litigation Systems, Inc., Series 2020-1, Class A,
4.00%, 10/30/27
(e)
................. 733 728,495
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 1,654 1,341,550
Series 2021-1GS, Class A, 2.29%, 01/20/48 2,554 2,050,219
Series 2021-2GS, Class A, 2.22%, 03/20/48 5,123 4,016,573
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
London Cards No. 2 plc
(a)(d)
Series 2, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.40%), 6.60%,
03/28/34 ..................... GBP 381 $ 484,173
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 2.50%), 7.70%,
03/28/34 ..................... 130 165,018
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 3.45%), 8.65%,
03/28/34 ..................... 117 150,110
Series 2, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 5.50%),
10.70%, 03/28/34 ............... 135 171,540
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. CME Term SOFR at 0.26%
Floor + 1.64%), 6.95%, 01/17/30
(a) (b)
..... USD 1,140 1,141,314
LT Autorahoitus V DAC
(a)(d)
Series 5, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.58%), 4.16%, 05/18/35 EUR 508 545,517
Series 5, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.90%), 4.48%, 05/18/35 400 425,430
Madison Park Funding XXVIII Ltd., Series 2018-
28A, Class B, (3-mo. CME Term SOFR at
0.26% Floor + 1.86%), 7.19%, 07/15/30
(a) (b)
USD 1,000 1,001,302
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 6.99%, 04/20/32
(a) (b)
250 250,037
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.70%,
07/17/34
(a) (b)
..................... 3,000 3,008,762
Mariner CLO LLC, Series 2016-3A, Class AR3,
(3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 6.90%, 01/23/37
(a) (b)
.......... 800 805,445
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class A, 2.19%, 08/21/34 . 774 766,548
Series 2022-AA, Class A, 6.45%, 10/20/37 . 1,250 1,252,289
Marzio Finance SRL, Series 2024-14, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.88%),
4.53%, 05/28/49
(a) (d)
................ EUR 396 426,334
Mila BV
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.45%), 5.14%, 09/16/41 100 106,967
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 5.69%, 09/16/41 100 106,594
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
........... USD 7,472 6,625,018
MMAF Equipment Finance LLC, Series 2024-A,
Class A3, 4.95%, 07/14/31
(b)
.......... 1,796 1,783,591
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 . 192 167,666
Series 2020-2A, Class B, 2.21%, 08/20/46 . 846 694,879
Series 2021-1A, Class B, 2.05%, 12/20/46 . 528 410,581
Series 2022-1A, Class B, 3.16%, 01/20/53 . 3,846 3,086,555
Series 2022-2A, Class A, 4.38%, 01/21/53 . 417 391,509
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 6.34%,
11/15/68
(a) (b)
..................... 758 754,578
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 1,166 1,127,263
Series 2019-EA, Class A2B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.03%),
6.36%, 05/15/68
(a)
............... 4,421 4,412,864
Series 2019-GA, Class A, 2.40%, 10/15/68 504 474,042

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-IA, Class A1B, (1-mo. CME
Term SOFR at 1.00% Floor + 1.11%),
6.44%, 04/15/69
(a)
............... USD 7,937 $ 7,937,897
Series 2021-A, Class A, 0.84%, 05/15/69 .. 876 773,959
Series 2021-DA, Class A, (US Prime Rate at
0.00% Floor - 1.99%), 6.51%, 04/15/60
(a)
6,071 5,839,943
Navient Student Loan Trust
(b)
Series 2018-EA, Class A2, 4.00%, 12/15/59 394 388,320
Series 2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%), 7.03%,
03/15/72
(a)
.................... 3,481 3,504,300
Navistar Financial Dealer Note Master Owner
Trust, Series 2024-1, Class A, 5.59%,
04/25/29
(b)
...................... 4,294 4,303,393
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
...................... 2,045 2,056,937
Nelnet Student Loan Trust
(b)
Series 2021-A, Class APT2, 1.36%,
04/20/62 ..................... 10,450 9,465,641
Series 2021-A, Class D, 4.93%, 04/20/62 . 1,150 950,965
Series 2021-BA, Class AFL, (1-mo. CME
Term SOFR at 0.00% Floor + 0.89%),
6.23%, 04/20/62
(a)
............... 6,818 6,766,147
Series 2021-BA, Class AFX, 1.42%,
04/20/62 ..................... 5,530 5,049,638
Series 2021-CA, Class AFL, (1-mo. CME
Term SOFR at 0.00% Floor + 0.85%),
6.19%, 04/20/62
(a)
............... 7,393 7,342,364
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ..................... 4,385 4,376,218
Neuberger Berman Loan Advisers CLO 35
Ltd., Series 2019-35A, Class CR, (3-mo.
CME Term SOFR at 2.30% Floor + 2.30%),
7.63%, 01/19/33
(a) (b)
................ 2,050 2,066,266
NewDay Funding
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.18%),
6.39%, 03/15/32 ................ GBP 534 677,208
Series 2024-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
6.86%, 03/15/32 ................ 208 263,313
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
7.61%, 03/15/32 ................ 147 186,088
Newday Funding Master Issuer plc
(a)(d)
Series 2021-3X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
6.56%, 11/15/29 ................ 677 858,100
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
0.00%, 07/15/32 ................ 132 166,861
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
0.00%, 07/15/32 ................ 154 194,672
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
0.00%, 07/15/32 ................ 331 418,417
Oaktree CLO Ltd., Series 2022-2A, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.88%, 07/15/33
(a) (b)
.......... USD 3,890 3,893,759
OCP CLO Ltd., Series 2014-7A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.38%), 6.71%, 07/20/29
(a) (b)
.......... 1,220 1,221,295
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (3-mo. CME Term
SOFR at 0.26% Floor + 1.45%), 6.78%,
01/20/31
(a) (b)
..................... USD 1,407 $ 1,407,533
Octagon Investment Partners 48 Ltd., Series
2020-3A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.74%,
10/20/34
(a) (b)
..................... 1,000 1,000,296
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.61%), 6.94%,
07/19/30
(a) (b)
..................... 1,750 1,755,844
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 6.69%,
01/25/31
(a) (b)
..................... 1,750 1,748,654
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.73%, 07/02/35
(a) (b)
..... 850 851,065
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.73%, 07/20/34
(a) (b)
..... 2,000 2,002,241
Onemain Financial Issuance Trust, Series
2024-1A, Class C, 6.42%, 05/14/41
(b)
.... 3,424 3,506,636
OneMain Financial Issuance Trust, Series
2023-2A, Class A2, (SOFR 30 day
Average at 0.00% Floor + 1.50%), 6.83%,
09/15/36
(a) (b)
..................... 5,382 5,449,678
Pagaya AI Technology in Housing Trust, Series
2023-1, Class A, 3.60%, 10/25/40
(b)
..... 4,911 4,533,903
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
6.58%, 10/17/31 ................ 2,225 2,226,581
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 0.00%,
07/20/37 ..................... 3,375 3,375,000
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.51%),
6.84%, 10/20/31
(a) (b)
................ 10,000 10,018,316
Park Blue CLO 2024-V Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.48%
Floor + 1.48%), 6.80%, 07/25/37
(a) (b)
..... 4,645 4,645,000
PCL Funding IX plc
(a)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
6.11%, 07/16/29 ................ GBP 636 804,413
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
6.51%, 07/16/29 ................ 140 177,219
PCL Funding VI plc, Series 2022-1, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 3.10%), 8.31%, 07/15/26
(a) (d)
..... 1,400 1,771,609
PFS Financing Corp.
(b)
Series 2023-A, Class A, 5.80%, 03/15/28 .. USD 7,736 7,784,472
Series 2024-D, Class A, 5.34%, 04/15/29 .. 2,087 2,092,862
Pikes Peak CLO 11, Series 2022-11A, Class
A1, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 7.27%, 07/25/34
(a) (b)
......... 7,000 7,007,046
Pikes Peak CLO 16 Ltd., Series 2024-16A,
Class A1, (3-mo. CME Term SOFR at 1.46%
Floor + 1.46%), 6.79%, 07/25/37
(a) (b)
..... 2,165 2,162,294
Pony SA Compartment German Auto Loans
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 0.00%, 01/14/33 EUR 100 107,095

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 0.00%, 01/14/33 EUR 100 $ 107,095
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR at 0.00% Floor +
1.36%), 6.71%, 07/25/51
(a) (b)
.......... USD 950 942,669
Progress Residential Trust, Series 2021-
SFR10, Class A, 2.39%, 12/17/40
(b)
..... 3,449 3,061,848
Quarzo SRL
(a)(d)
Series 2024-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.30%), 6.00%, 06/15/41 EUR 100 107,490
Series 2024-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.70%), 7.40%, 06/15/41 100 107,350
Rad CLO 7 Ltd., Series 2020-7A, Class B1R,
(3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 7.22%, 04/17/36
(a) (b)
.......... USD 2,000 2,002,465
Recette CLO Ltd., Series 2015-1A, Class ARR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.67%, 04/20/34
(a) (b)
.......... 10,000 10,000,000
Red & Black Auto Germany 8 UG, Series 8,
Class C, (1-mo. EURIBOR at 0.00% Floor +
0.95%), 4.55%, 09/15/30
(a) (d)
.......... EUR 204 217,236
Red & Black Auto Italy SRL, Series 1, Class D,
(1-mo. EURIBOR at 0.00% Floor + 2.85%),
6.50%, 12/28/31
(a) (d)
................ 301 321,124
Regatta VIII Funding Ltd., Series 2017-1A,
Class A1R, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 6.87%, 04/17/37
(a) (b)
USD 1,110 1,110,967
Regatta XXVII Funding Ltd., Series 2024-1A,
Class A1, (3-mo. CME Term SOFR at 1.53%
Floor + 1.53%), 6.83%, 04/26/37
(a) (b)
..... 1,500 1,501,788
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 .. 699 690,803
Series 2021-1, Class A, 1.68%, 03/17/31 .. 921 896,186
Series 2022-2B, Class A, 7.10%, 11/17/32 . 1,450 1,460,228
Series 2024-1, Class A, 5.83%, 07/15/36 .. 854 857,776
Republic Finance Issuance Trust, Series 2021-
A, Class A, 2.30%, 12/22/31
(b)
......... 1,307 1,261,726
RevoCar UG, Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor + 0.56%), 4.17%,
02/21/37
(a) (d)
..................... EUR 577 619,726
RMIT Cash Management LLC, Series 2021-3,
Class A, 3.88%, 10/17/33
(b) (e)
.......... USD 4,470 4,034,175
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.78%,
10/20/30 ..................... 1,489 1,489,780
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.76%,
07/20/34 ..................... 10,750 10,763,145
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.74%, 07/15/35
(a) (b)
................ 5,500 5,512,543
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ...... 10,930 11,008,540
Satus plc
(a)(d)
Series 2021-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
7.11%, 08/17/28 ................ GBP 200 253,271
Series 2021-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.20%),
8.41%, 08/17/28 ................ 167 211,969
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
6.11%, 01/17/31 ................ 484 613,300
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
6.46%, 01/17/31 ................ GBP 141 $ 179,077
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.05%),
7.26%, 01/17/31 ................ 137 173,805
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.30%),
8.51%, 01/17/31 ................ 100 126,578
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 5.30%),
10.51%, 01/17/31 ............... 100 126,550
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 5.38%, 11/14/34 EUR 1,028 1,108,307
Series 2020-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.50%), 6.13%, 11/14/34 422 455,734
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.65%), 4.28%, 01/14/38 900 966,700
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 4.63%, 01/14/38 300 320,782
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 4.93%, 01/14/38 500 534,635
SCF Rahoituspalvelut XIII DAC, Series 13,
Class C, (1-mo. EURIBOR at 0.00% Floor +
1.40%), 5.18%, 06/25/34
(a) (d)
.......... 100 107,436
Service Experts Issuer LLC
(b)
Series 2021-1A, Class A, 2.67%, 02/02/32 . USD 1,089 1,029,799
Series 2024-1A, Class A, 6.39%, 11/20/35 . 788 792,635
Sesac Finance LLC
(b)
Series 2019-1, Class A2, 5.22%, 07/25/49 . 2,915 2,835,611
Series 2022-1, Class A2, 5.50%, 07/25/52 . 213 208,514
Shackleton CLO Ltd., Series 2015-7RA, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.74%, 07/15/31
(a) (b)
......... 3,315 3,316,780
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.24%, 04/20/33
(a) (b)
.......... 2,500 2,503,818
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (3-mo. CME Term
SOFR at 0.40% Floor + 0.66%), 6.00%,
06/15/33 ..................... 355 352,668
Series 2005-A, Class A4, (3-mo. CME Term
SOFR at 0.31% Floor + 0.57%), 5.91%,
12/15/38 ..................... 4,079 4,015,391
Series 2005-B, Class A4, (3-mo. CME Term
SOFR at 0.33% Floor + 0.59%), 5.93%,
06/15/39 ..................... 3,754 3,677,453
Series 2007-A, Class A4A, (3-mo. CME Term
SOFR at 0.24% Floor + 0.50%), 5.84%,
12/16/41 ..................... 2,335 2,302,117
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term
SOFR at 4.75% Floor + 4.86%), 10.19%,
10/15/41
(a) (b)
..................... 12,125 12,670,655
SLM Student Loan Trust, Series 2013-4, Class
A, (SOFR 30 day Average at 0.55% Floor +
0.66%), 6.00%, 06/25/43
(a)
........... 2,830 2,798,662
SMB Private Education Loan Trust
(b)
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.94%), 6.27%,
09/15/37
(a)
.................... 667 664,687
Series 2021-A, Class APL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 6.17%,
01/15/53
(a)
.................... 9,655 9,594,426

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-A, Class B, 2.31%, 01/15/53 .. USD 3,526 $ 3,313,039
Series 2021-C, Class APT1, 1.39%,
01/15/53 ..................... 4,150 3,663,434
Series 2021-C, Class D, 3.93%, 01/15/53 . 214 190,650
Series 2023-A, Class A1B, (SOFR 30 day
Average at 1.50% Floor + 1.50%), 6.83%,
01/15/53
(a)
.................... 4,100 4,136,772
SoFi Personal Loan Trust
(b)
  0.00%, 10/15/30
(f)
................. 47 2,287,653
Series 2023-1A,  6.00%, 11/12/30 ...... 1,670 1,674,671
Series 2024-1A,  6.06%, 02/12/31 ...... 4,757 4,769,449
SoFi Professional Loan Program LLC
(b)
Series 2018-A, Class A2B, 2.95%, 02/25/42 762 747,862
Series 2019-A, Class A2FX, 3.69%,
06/15/48 ..................... 1,369 1,328,888
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%,
01/25/48 ..................... 869 845,634
Series 2020-A, Class A2FX, 2.54%,
05/15/46 ..................... 5,430 5,086,195
Series 2021-A, Class AFX, 1.03%, 08/17/43 514 440,587
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.64%, 01/23/29
(a) (b)
..... 1,500 1,500,108
Soundview Home Loan Trust, Series 2003-2,
Class A2, (1-mo. CME Term SOFR at 1.30%
Floor + 1.41%), 6.76%, 11/25/33
(a)
...... 412 413,788
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
.... 3,326 3,040,367
Sunrise Spv 95 SRL, Series 2024-1, Class A1,
(1-mo. EURIBOR at 0.00% Floor + 0.80%),
4.44%, 03/27/49
(a) (d)
................ EUR 300 322,563
TAGUS - Sociedade de Titularizacao de
Creditos SA, Series 2, Class D, (1-mo.
EURIBOR at 0.00% Floor + 2.85%), 6.45%,
09/23/38
(a) (d)
..................... 526 543,833
TICP CLO VII Ltd., Series 2017-7A, Class BR2,
(3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 7.23%, 04/15/33
(a) (b)
.......... USD 1,315 1,315,923
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 6.82%, 04/25/37
(a) (b)
.......... 1,420 1,421,309
Toyota Auto Loan Extended Note Trust, Series
2023-1A, Class A, 4.93%, 06/25/36
(b)
.... 8,136 8,132,663
Trestles CLO Ltd., Series 2017-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.46%
Floor + 1.46%), 0.00%, 07/25/37
(a) (b)
..... 4,000 4,000,000
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.99%, 10/18/31
(a) (b)
..... 1,250 1,249,375
Trinitas CLO XII Ltd., Series 2020-12A, Class
A1R, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 6.69%, 04/25/33
(a) (b)
..... 5,000 5,012,622
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 7.12%, 10/20/36
(a) (b)
.......... 1,390 1,399,035
Vantage Data Centers Jersey Borrower Spv
Ltd., Series 2024-1X, 6.17%, 05/28/39
(d)
.. GBP 867 1,102,089
Verizon Master Trust
Series 2024-1, Class A1A, 5.00%, 12/20/28 USD 13,918 13,859,274
Series 2024-2, Class A, 4.83%, 12/22/31
(b)
. 1,568 1,553,802
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A3, 1.02%, 06/22/26 ...... 9,281 9,113,614
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor + 1.21%),
6.53%, 04/17/30 ................ USD 985 $ 985,269
Series 2018-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.24%, 01/15/32 ................ 750 750,405
Whitebox CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 6.66%, 07/24/36
(a) (b)
..... 4,450 4,450,000
Wind River CLO Ltd., Series 2013-1A, Class
A1RR, (3-mo. CME Term SOFR at 0.98%
Floor + 1.24%), 6.57%, 07/20/30
(a) (b)
..... 399 399,078
Youni Italy SRL
(a)(d)
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.88%), 4.48%, 04/20/34 EUR 587 629,595
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 5.30%, 04/20/34 161 173,025
Total Asset-Backed Securities — 16 .1%
(Cost: $ 717,433,210 ) .............................. 707,551,474
Corporate Bonds
Aerospace & Defense — 1.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 106 108,055
BAE Systems plc
(b)
5.00% , 03/26/27 .................. 2,190 2,173,853
5.13% , 03/26/29 .................. 1,419 1,412,681
Boeing Co. (The)
2.20% , 02/04/26 .................. 13,148 12,357,478
6.30% , 05/01/29
(b)
................. 1,765 1,789,817
Bombardier, Inc.
(b)
7.88% , 04/15/27 .................. 116 116,295
6.00% , 02/15/28 .................. 392 387,491
7.50% , 02/01/29 .................. 9 9,326
8.75% , 11/15/30 .................. 486 525,260
7.25% , 07/01/31 .................. 72 73,924
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 .................. 174 162,408
4.13% , 04/15/29 .................. 120 110,751
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 11 10,615
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
..................... 200 208,688
L3Harris Technologies, Inc.
3.83% , 04/27/25 .................. 1,380 1,360,218
5.40% , 01/15/27 .................. 9,118 9,154,860
4.40% , 06/15/28 .................. 2,567 2,493,030
5.05% , 06/01/29 .................. 9,037 8,973,476
Lockheed Martin Corp.
5.10% , 11/15/27 .................. 2,389 2,405,244
4.50% , 02/15/29 .................. 6,683 6,580,874
Northrop Grumman Corp.
3.20% , 02/01/27 .................. 2,990 2,851,682
4.60% , 02/01/29 .................. 1,452 1,425,580
RTX Corp.
2.65% , 11/01/26 .................. 1,380 1,301,944
5.75% , 11/08/26 .................. 14,446 14,600,399
4.13% , 11/16/28 .................. 1,130 1,087,737
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 214 230,400
9.75% , 11/15/30 .................. 215 237,170
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 908 919,099

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.38% , 03/01/29 .................. USD 2,348 $ 2,359,841
75,428,196
Automobile Components — 0.2%
Aptiv plc, 2.40%, 02/18/25 ............ 4,662 4,561,363
Champions Financing, Inc., 8.75%, 02/15/29
(b)
287 294,311
Clarios Global LP
(b)
6.75% , 05/15/25 .................. 1,275 1,274,612
6.25% , 05/15/26 .................. 134 133,867
6.75% , 05/15/28 .................. 372 376,484
Gates Corp., 6.88%, 07/01/29
(b)
......... 165 167,878
Icahn Enterprises LP
6.25% , 05/15/26 .................. 167 165,681
5.25% , 05/15/27 .................. 378 354,800
9.75% , 01/15/29
(b)
................. 115 119,140
4.38% , 02/01/29 .................. 168 143,647
9.00% , 06/15/30
(b)
................. 172 171,132
Phinia, Inc., 6.75%, 04/15/29
(b)
.......... 60 60,890
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 126 114,703
7,938,508
Automobiles — 0.2%
Nissan Motor Acceptance Co. LLC
(b)
6.95% , 09/15/26 .................. 1,939 1,985,594
2.45% , 09/15/28 .................. 378 327,814
7.05% , 09/15/28 .................. 3,056 3,180,663
Traton Finance Luxembourg SA, 3.75%,
03/27/27
(d)
..................... EUR 3,600 3,851,642
9,345,713
Banks — 7.8%
Banco de Sabadell SA
(a)(d)
(1-Year EUR Swap Annual + 0.97%),
0.63% , 11/07/25 ................ 500 529,446
(1-Year EUR Swap Annual + 1.60%),
4.00% , 01/15/30 ................ 1,000 1,080,463
Bank of America Corp.
(a)
(1-day SOFR + 0.65%), 1.53% , 12/06/25 . USD 13,933 13,672,982
(1-day SOFR + 1.15%), 1.32% , 06/19/26 . 12,292 11,778,307
(1-day SOFR + 1.01%), 1.20% , 10/24/26 . 9,806 9,250,567
(1-day SOFR + 1.34%), 5.93% , 09/15/27 . 23,217 23,466,778
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 4,875 4,550,029
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 4,445 4,230,673
(1-day SOFR + 1.63%), 5.20% , 04/25/29 . 1,967 1,963,883
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 12,464 12,724,924
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 1,958 1,854,272
Banque Stellantis France SACA, 0.00%,
01/22/25
(d)
..................... EUR 500 524,351
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(g)
..................... USD 129 133,737
Barclays plc
4.38% , 01/12/26 .................. 620 609,515
(1-day SOFR + 2.71%), 2.85% , 05/07/26
(a)
621 605,465
(1-day SOFR + 2.21%), 5.83% , 05/09/27
(a)
2,827 2,831,145
(1-day SOFR + 1.88%), 6.50% , 09/13/27
(a)
2,217 2,253,832
(1-day SOFR + 1.49%), 5.67% , 03/12/28
(a)
2,400 2,403,661
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39% ,
11/02/28
(a)
.................... 1,197 1,261,185
(1-day SOFR + 1.74%), 5.69% , 03/12/30
(a)
4,931 4,944,218
BPCE SA, 3.38%, 12/02/26 ............ 2,411 2,311,133
Citigroup, Inc.
3.20% , 10/21/26 .................. 23,955 22,845,311
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(a)
10,532 10,470,650
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
425 370,091
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(a)
USD 690 $ 657,619
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
3,530 3,029,882
(1-day SOFR + 1.18%), 2.52% , 11/03/32
(a)
422 346,728
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
295 262,853
HSBC Holdings plc
(a)
(1-day SOFR + 1.54%), 1.65% , 04/18/26 . 3,752 3,631,294
(1-day SOFR + 1.06%), 5.60% , 05/17/28 . 6,558 6,583,642
(1-day SOFR + 3.35%), 7.39% , 11/03/28 . 610 645,084
(1-day SOFR + 1.97%), 6.16% , 03/09/29 . 7,505 7,676,941
(3-mo. CME Term SOFR + 1.80%), 4.58% ,
06/19/29 ..................... 2,082 2,012,609
(1-day SOFR + 1.46%), 5.55% , 03/04/30 . 537 538,013
(3-mo. CME Term SOFR + 1.87%), 3.97% ,
05/22/30 ..................... 3,505 3,276,392
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.85%), 2.08% , 04/22/26 . 12,750 12,381,021
(1-day SOFR + 0.89%), 1.58% , 04/22/27 . 7,587 7,080,252
(1-day SOFR + 0.93%), 5.57% , 04/22/28 . 5,475 5,519,332
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 5,909 5,848,464
(1-day SOFR + 1.57%), 6.09% , 10/23/29 . 7,520 7,769,818
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 14,640 14,527,721
(1-day SOFR + 1.16%), 5.58% , 04/22/30 . 15,000 15,237,614
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ..................... 597 485,628
KBC Group NV, (3-mo. EURIBOR + 1.30%),
4.25%, 11/28/29
(a) (d)
............... EUR 2,300 2,507,158
Mitsubishi UFJ Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 4.79%,
07/18/25
(a)
..................... USD 8,120 8,115,230
Morgan Stanley Bank NA, (1-day SOFR +
1.08%), 4.95%, 01/14/28
(a)
........... 8,460 8,396,291
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.85%), 7.47%, 11/10/26
(a)
........... 4,706 4,809,146
Royal Bank of Canada, 4.88%, 01/19/27 .... 5,003 4,969,835
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ...................... 600 599,938
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 . 8,812 8,873,718
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 3,261 3,252,507
US Bancorp
(a)
(1-day SOFR + 1.88%), 6.79% , 10/26/27 . 755 777,356
(1-day SOFR + 1.56%), 5.38% , 01/23/30 . 3,560 3,569,538
Wells Fargo & Co.
(a)
(1-day SOFR + 2.00%), 2.19% , 04/30/26 . 15,000 14,565,652
(1-day SOFR + 1.07%), 5.71% , 04/22/28 . 18,638 18,799,277
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 742 748,732
(1-day SOFR + 1.79%), 6.30% , 10/23/29 . 5,649 5,862,039
(1-day SOFR + 1.50%), 5.20% , 01/23/30 . 6,872 6,843,146
Westpac Banking Corp., 4.18%, 05/22/28
(b)
.. 17,040 16,637,204
343,504,292
Biotechnology — 0.4%
AbbVie, Inc., 4.80%, 03/15/29 .......... 5,842 5,819,419
Amgen, Inc.
2.60% , 08/19/26 .................. 2,755 2,610,550
5.15% , 03/02/28 .................. 4,601 4,600,324
Gilead Sciences, Inc., 3.65%, 03/01/26 .... 4,177 4,059,916
17,090,209
Broadline Retail — 0.3%
Amazon.com, Inc., 3.15%, 08/22/27 ...... 11,600 11,014,613
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 68 58,428
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
..................... 159 143,586

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... USD 508 $ 474,843
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 .................. 426 398,618
4.13% , 08/01/30 .................. 27 23,889
Rakuten Group, Inc., 9.75%, 04/15/29
(b)
.... 200 206,150
12,320,127
Building Products — 0.0%
(b)
Advanced Drainage Systems, Inc.
5.00% , 09/30/27 .................. 214 209,221
6.38% , 06/15/30 .................. 142 142,513
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 141 138,236
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28 ...................... 111 104,798
Standard Industries, Inc.
5.00% , 02/15/27 .................. 26 25,273
4.75% , 01/15/28 .................. 732 696,493
4.38% , 07/15/30 .................. 226 204,195
Summit Materials LLC, 7.25%, 01/15/31 .... 176 182,275
1,703,004
Capital Markets — 3.7%
AerCap Ireland Capital DAC
1.65% , 10/29/24 .................. 223 219,979
6.45% , 04/15/27 .................. 7,873 8,052,679
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
..................... 192 199,061
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 40 43,504
Blackstone Secured Lending Fund, 5.88%,
11/15/27 ...................... 6,254 6,208,555
Blue Owl Credit Income Corp., 7.75%, 09/16/27 241 247,628
Charles Schwab Corp. (The)
5.88% , 08/24/26 .................. 10,183 10,300,032
1.65% , 03/11/31 .................. 938 753,275
2.90% , 03/03/32 .................. 537 459,338
Deutsche Bank AG
(3-mo. EURIBOR + 1.60%), 1.00% ,
11/19/25
(a) (d)
................... EUR 300 317,640
(1-day SOFR + 3.19%), 6.12% , 07/14/26
(a)
USD 4,725 4,729,157
5.37% , 09/09/27 .................. 779 780,318
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.08%), 5.80% , 08/10/26 . 11,464 11,468,512
(1-day SOFR + 0.80%), 1.43% , 03/09/27 . 4,786 4,465,790
(1-day SOFR + 0.91%), 1.95% , 10/21/27 . 16,739 15,457,306
(1-day SOFR + 1.11%), 2.64% , 02/24/28 . 11,071 10,325,822
(1-day SOFR + 1.27%), 5.73% , 04/25/30 . 19,078 19,416,749
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(g)
..................... 106 112,519
Morgan Stanley
(1-day SOFR + 0.56%), 1.16% , 10/21/25
(a)
5,508 5,428,462
(3-mo. EURIBOR + 0.70%), 0.41% ,
10/29/27
(a)
.................... EUR 219 217,769
(1-day SOFR + 1.63%), 5.45% , 07/20/29
(a)
USD 3,976 4,000,526
(1-day SOFR + 1.26%), 5.66% , 04/18/30
(a)
8,820 8,969,380
(1-day SOFR + 1.03%), 1.79% , 02/13/32
(a)
871 699,018
7.25% , 04/01/32 .................. 2,270 2,573,804
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(a)
910 773,426
(1-day SOFR + 1.73%), 5.47% , 01/18/35
(a)
10,883 10,854,602
(1-day SOFR + 1.58%), 5.83% , 04/19/35
(a)
913 935,893
UBS AG, 7.50%, 02/15/28 ............ 4,108 4,395,446
UBS Group AG
(1-Year EURIBOR ICE Swap Rate +
0.55%), 0.25% , 01/29/26
(a) (d)
........ EUR 2,640 2,766,718
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27
(a) (b)
................... USD 5,371 $ 5,271,963
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27
(a) (b)
................... 14,590 13,385,711
4.28% , 01/09/28
(b)
................. 3,556 3,410,188
(1-Year EUR Swap Annual + 0.77%),
0.25% , 11/05/28
(a) (d)
.............. EUR 3,761 3,596,437
160,837,207
Chemicals — 0.2%
Axalta Coating Systems LLC
(b)
4.75% , 06/15/27 .................. USD 449 436,574
3.38% , 02/15/29 .................. 254 227,249
Chemours Co. (The)
5.38% , 05/15/27 .................. 87 82,582
5.75% , 11/15/28
(b)
................. 94 86,786
4.63% , 11/15/29
(b)
................. 88 75,768
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 984 904,306
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 253 219,462
LYB International Finance III LLC, 1.25%,
10/01/25 ...................... 3,646 3,449,999
Olympus Water US Holding Corp.
(b)
9.75% , 11/15/28 .................. 653 690,855
7.25% , 06/15/31 .................. 335 332,993
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 23 21,024
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 716 690,461
5.63% , 08/15/29 .................. 451 415,685
7.38% , 03/01/31 .................. 132 133,777
7,767,521
Commercial Services & Supplies — 0.1%
(b)
Allied Universal Holdco LLC
6.63% , 07/15/26 .................. 30 29,909
4.63% , 06/01/28 .................. 1,115 1,016,255
7.88% , 02/15/31 .................. 909 911,365
APX Group, Inc., 6.75%, 02/15/27 ........ 238 237,383
Aramark Services, Inc., 5.00%, 02/01/28 .... 345 333,657
Brink's Co. (The), 6.50%, 06/15/29 ....... 78 78,818
Clean Harbors, Inc., 4.88%, 07/15/27 ...... 226 218,754
Garda World Security Corp.
4.63% , 02/15/27 .................. 192 183,468
7.75% , 02/15/28 .................. 734 747,569
GFL Environmental, Inc.
3.75% , 08/01/25 .................. 171 169,464
5.13% , 12/15/26 .................. 300 297,102
4.00% , 08/01/28 .................. 433 402,434
4.38% , 08/15/29 .................. 39 35,941
6.75% , 01/15/31 .................. 178 181,593
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26 ...................... 81 80,282
Neptune Bidco US, Inc., 9.29%, 04/15/29 ... 320 307,128
Prime Security Services Borrower LLC
3.38% , 08/31/27 .................. 221 204,485
6.25% , 01/15/28 .................. 446 439,498
Waste Pro USA, Inc., 5.50%, 02/15/26 ..... 4 3,945
Williams Scotsman, Inc.
6.13% , 06/15/25 .................. 286 285,521
6.63% , 06/15/29 .................. 109 109,862
6,274,433
Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60% , 02/23/28 .................. 796 782,596
5.00% , 04/15/29 .................. 841 834,500

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
4.60% , 05/23/29 .................. USD 970 $ 945,163
2.30% , 11/15/30 .................. 2,989 2,513,657
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 36 30,404
5,106,320
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 .......... 242 224,727
Brand Industrial Services, Inc., 10.38%,
08/01/30 ...................... 1,097 1,185,521
Dycom Industries, Inc., 4.50%, 04/15/29 .... 55 51,470
1,461,718
Construction Materials — 0.0%
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
..................... 1,022 998,459
Consumer Finance — 1.5%
American Express Co.
2.55% , 03/04/27 .................. 3,630 3,392,743
(1-day SOFR + 1.00%), 5.10% , 02/16/28
(a)
5,278 5,254,482
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 54 56,728
Capital One Financial Corp.
3.75% , 03/09/27 .................. 2,255 2,165,761
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(a)
876 896,309
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(a)
2,317 2,328,020
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. 3,413 3,303,118
6.95% , 06/10/26 .................. 1,800 1,834,442
5.80% , 03/05/27 .................. 7,902 7,902,178
4.95% , 05/28/27 .................. 2,215 2,162,089
7.35% , 11/04/27 .................. 7,673 7,995,221
6.80% , 05/12/28 .................. 240 247,256
5.80% , 03/08/29 .................. 1,615 1,609,327
5.11% , 05/03/29 .................. 1,976 1,908,971
General Motors Financial Co., Inc.
4.00% , 01/15/25 .................. 3,518 3,483,555
2.75% , 06/20/25 .................. 670 651,233
4.00% , 10/06/26 .................. 5,245 5,078,646
2.35% , 02/26/27 .................. 1,302 1,204,410
5.40% , 05/08/27 .................. 3,049 3,047,320
5.80% , 01/07/29 .................. 5,426 5,474,291
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 44 46,375
6.40% , 03/26/29 .................. 25 25,423
8.13% , 03/30/29 .................. 134 141,664
6.50% , 03/26/31 .................. 65 66,840
Navient Corp., 9.38%, 07/25/30 ......... 389 409,023
OneMain Finance Corp.
7.13% , 03/15/26 .................. 28 28,452
3.50% , 01/15/27 .................. 146 136,794
6.63% , 01/15/28 .................. 243 243,862
9.00% , 01/15/29 .................. 155 163,529
7.88% , 03/15/30 .................. 496 511,404
4.00% , 09/15/30 .................. 13 11,157
7.50% , 05/15/31 .................. 53 53,629
SLM Corp., 3.13%, 11/02/26 ........... 108 100,599
Volkswagen Financial Services AG, 0.88%,
01/31/28
(d)
..................... EUR 1,815 1,768,763
Volkswagen Leasing GmbH, 0.38%, 07/20/26
(d)
1,020 1,023,355
64,726,969
Consumer Staples Distribution & Retail — 0.0%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. USD 18 17,291
5.88% , 02/15/28 .................. 163 161,107
6.50% , 02/15/28 .................. 62 62,294
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
3.50% , 03/15/29 .................. USD 225 $ 202,397
Performance Food Group, Inc.
(b)
5.50% , 10/15/27 .................. 227 222,029
4.25% , 08/01/29 .................. 6 5,462
US Foods, Inc.
(b)
6.88% , 09/15/28 .................. 57 58,278
4.75% , 02/15/29 .................. 54 51,218
4.63% , 06/01/30 .................. 52 48,311
Walgreens Boots Alliance, Inc., 3.20%,
04/15/30 ...................... 33 27,625
856,012
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00% , 06/15/27 .................. 621 610,208
3.25% , 09/01/28 .................. 200 175,720
4.00% , 09/01/29 .................. 200 169,251
Ardagh Packaging Finance plc, 4.13%,
08/15/26
(b)
..................... 200 173,593
Canpack SA, 3.13%, 11/01/25
(b)
......... 200 191,834
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
..................... 772 758,748
LABL, Inc.
(b)
6.75% , 07/15/26 .................. 34 33,575
5.88% , 11/01/28 .................. 239 217,934
9.50% , 11/01/28 .................. 202 203,591
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/27
(b)
................ 1,725 1,759,485
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 143 142,752
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 158 148,493
6.13% , 02/01/28 .................. 48 47,884
5.00% , 04/15/29 .................. 36 34,262
Sonoco Products Co., 2.25%, 02/01/27 .... 413 382,745
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b) (c)
.................... 200 195,957
5,246,032
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
............. 45 40,252
Diversified Consumer Services — 0.0%
Sotheby's
(b)
7.38% , 10/15/27 .................. 738 616,271
5.88% , 06/01/29 .................. 200 148,835
765,106
Diversified REITs — 1.0%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 149 130,544
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 146 137,670
8.00% , 06/15/27 .................. 80 83,171
MPT Operating Partnership LP
5.25% , 08/01/26 .................. 277 251,720
5.00% , 10/15/27 .................. 16 13,215
4.63% , 08/01/29 .................. 93 67,501
VICI Properties LP
4.38% , 05/15/25 .................. 28,628 28,247,900
4.25% , 12/01/26
(b)
................. 5,505 5,308,959
4.63% , 12/01/29
(b)
................. 9,571 9,057,747
43,298,427
Diversified Telecommunication Services — 0.4%
CCO Holdings LLC
(b)
5.13% , 05/01/27 .................. 372 357,174
5.38% , 06/01/29 .................. 751 683,233

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
6.38% , 09/01/29 .................. USD 1,008 $ 958,134
7.38% , 03/01/31 .................. 271 267,208
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. 269 262,627
5.00% , 05/01/28 .................. 423 398,506
8.75% , 05/15/30 .................. 710 731,614
8.63% , 03/15/31 .................. 89 91,682
Iliad Holding SASU
(b)
6.50% , 10/15/26 .................. 290 288,715
7.00% , 10/15/28 .................. 644 638,609
8.50% , 04/15/31 .................. 200 202,508
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. 448 446,880
4.88% , 06/15/29 .................. 158 90,008
11.00% , 11/15/29 ................. 407 416,937
10.50% , 05/15/30 ................. 338 334,760
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. 58 37,850
4.13% , 04/15/30 .................. 58 36,396
Uniti Group LP
(b)
Series MAY , 10.50% , 02/15/28 ......... 164 160,602
10.50% , 02/15/28 ................. 704 689,415
Verizon Communications, Inc.
4.33% , 09/21/28 .................. 1,807 1,757,032
4.02% , 12/03/29 .................. 5,066 4,788,064
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
..................... 368 336,408
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 162 152,611
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
1,677 1,341,207
15,468,180
Electric Utilities — 2.2%
AEP Texas, Inc.
3.95% , 06/01/28 .................. 1,099 1,043,751
5.45% , 05/15/29 .................. 7,255 7,292,785
Duke Energy Corp.
0.90% , 09/15/25 .................. 4,904 4,644,467
2.65% , 09/01/26 .................. 11,980 11,325,117
4.85% , 01/05/27 .................. 402 398,895
5.00% , 12/08/27 .................. 1,597 1,588,993
4.30% , 03/15/28 .................. 956 927,468
4.85% , 01/05/29 .................. 1,893 1,869,158
Edison International
3.55% , 11/15/24 .................. 696 689,488
4.95% , 04/15/25 .................. 934 927,183
4.70% , 08/15/25 .................. 6,408 6,334,641
Eversource Energy
4.75% , 05/15/26 .................. 839 828,038
Series U , 1.40% , 08/15/26 ........... 461 423,229
2.90% , 03/01/27 .................. 7,907 7,428,957
5.45% , 03/01/28 .................. 267 267,788
5.95% , 02/01/29 .................. 1,620 1,655,483
Series O , 4.25% , 04/01/29 ........... 829 788,905
Exelon Corp.
2.75% , 03/15/27 .................. 1,959 1,836,040
5.15% , 03/15/28 .................. 6,675 6,659,768
FirstEnergy Corp., Series B, 4.15%, 07/15/27
(c)
2,830 2,715,523
Florida Power & Light Co.
5.05% , 04/01/28 .................. 1,496 1,501,496
4.40% , 05/15/28 .................. 429 421,349
5.15% , 06/15/29 .................. 4,435 4,472,147
NextEra Energy Capital Holdings, Inc.
4.26% , 09/01/24 .................. 2,693 2,684,393
1.88% , 01/15/27 .................. 241 222,019
4.63% , 07/15/27 .................. 2,221 2,184,689
4.90% , 03/15/29 .................. 3,050 3,017,263
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NextEra Energy Operating Partners LP
(b)
4.25% , 07/15/24 .................. USD 106 $ 105,833
3.88% , 10/15/26 .................. 8 7,607
7.25% , 01/15/29 .................. 74 75,885
NRG Energy, Inc.
6.63% , 01/15/27 .................. 156 155,689
5.75% , 01/15/28 .................. 45 44,649
Pacific Gas & Electric Co., 3.45%, 07/01/25 .. 1,852 1,806,708
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 241 223,073
PG&E Corp.
5.00% , 07/01/28 .................. 1,000 962,143
5.25% , 07/01/30 .................. 548 523,354
Southern California Edison Co., 5.65%,
10/01/28 ...................... 2,195 2,231,941
Southern Co. (The), 4.48%, 08/01/24
(c)
..... 7,368 7,357,492
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
..... 5,273 5,062,339
Virginia Electric & Power Co.
Series B , 3.75% , 05/15/27 ............ 5,183 4,991,637
Series A , 3.80% , 04/01/28 ............ 232 222,046
Series A , 2.88% , 07/15/29 ............ 601 542,800
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
198 194,682
98,656,911
Electrical Equipment — 0.0%
Schneider Electric SE, 0.25%, 09/09/24
(d)
... EUR 700 744,573
Sensata Technologies BV, 4.00%, 04/15/29
(b)
. USD 340 312,154
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 382 356,739
1,413,466
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
161 147,863
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 489 490,948
6.25% , 04/01/28 .................. 258 255,519
Borr IHC Ltd., 10.00%, 11/15/28
(b)
........ 192 200,250
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 110 111,383
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 312 319,824
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 203 206,490
9.13% , 01/31/30 .................. 74 76,659
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 32 31,634
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 31 30,667
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 58 58,903
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 80 82,567
Transocean, Inc., 8.75%, 02/15/30
(b)
...... 334 350,554
USA Compression Partners LP
6.88% , 09/01/27 .................. 94 94,176
7.13% , 03/15/29
(b)
................. 261 262,986
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 423 437,908
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 .................. 933 961,193
9.50% , 02/01/29 .................. 1,734 1,898,897
8.38% , 06/01/31 .................. 139 144,175
Weatherford International Ltd., 8.63%,
04/30/30
(b)
..................... 133 137,819
6,152,552
Entertainment — 0.0%
(b)
Live Nation Entertainment, Inc.
6.50% , 05/15/27 .................. 346 347,981
4.75% , 10/15/27 .................. 181 173,457
3.75% , 01/15/28 .................. 305 283,309

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Playtika Holding Corp., 4.25%, 03/15/29 .... USD 28 $ 24,569
829,316
Financial Services — 0.7%
Block, Inc.
2.75% , 06/01/26 .................. 871 822,744
3.50% , 06/01/31 .................. 171 147,514
Blue Owl Credit Income Corp., 6.60%,
09/15/29
(b)
..................... 1,640 1,617,776
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................. 13,196 12,293,197
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
45 48,408
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 .................. 194 193,875
9.13% , 05/15/31 .................. 147 143,045
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 18 18,368
8.00% , 02/15/27 .................. 147 151,840
8.00% , 06/15/28 .................. 45 47,396
6.88% , 04/15/29 .................. 151 153,642
Global Payments, Inc.
1.20% , 03/01/26 .................. 835 777,187
4.80% , 04/01/26 .................. 336 331,736
2.15% , 01/15/27 .................. 733 678,875
4.45% , 06/01/28 .................. 509 491,783
1.50% , 03/01/31
(b) (g)
................ 195 178,522
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 396 365,298
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
..................... 90 79,913
National Rural Utilities Cooperative Finance
Corp.
Series D , 1.00% , 10/18/24 ........... 3,716 3,665,129
1.88% , 02/07/25 .................. 456 445,954
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 497 486,445
6.00% , 01/15/27 .................. 191 188,964
5.13% , 12/15/30 .................. 546 500,677
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 106 114,559
NTT Finance Corp., 4.37%, 07/27/27
(b)
..... 4,175 4,083,875
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. 109 112,399
7.13% , 11/15/30 .................. 137 136,578
Permian Resources Operating LLC
(b)
7.75% , 02/15/26 .................. 95 95,774
5.88% , 07/01/29 .................. 359 353,503
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
... 396 369,819
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 291 281,763
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
110 110,163
29,486,721
Food Products — 0.0%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ....... 50 50,811
Chobani LLC, 4.63%, 11/15/28 .......... 656 619,532
Darling Ingredients, Inc., 5.25%, 04/15/27 ... 231 226,076
Fiesta Purchaser, Inc., 7.88%, 03/01/31 .... 168 173,592
Lamb Weston Holdings, Inc., 4.88%, 05/15/28 208 201,440
Post Holdings, Inc., 4.63%, 04/15/30 ...... 21 19,297
Simmons Foods, Inc., 4.63%, 03/01/29 .... 97 85,298
1,376,046
Gas Utilities — 0.0%
(b)
AmeriGas Partners LP, 9.38%, 06/01/28 .... 115 118,042
Blue Racer Midstream LLC, 7.00%, 07/15/29 . 126 128,317
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................. 116 122,743
NGL Energy Operating LLC, 8.13%, 02/15/29 1,041 1,060,687
1,429,789
Security
Par (000)
Par (000) Value
Ground Transportation — 0.8%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. USD 241 $ 237,898
Brightline East LLC, 11.00%, 01/31/30
(b)
.... 220 200,610
Canadian Pacific Railway Co., 1.35%, 12/02/24 11,380 11,173,417
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. 163 150,975
Norfolk Southern Corp.
2.90% , 06/15/26 .................. 11,900 11,366,756
3.80% , 08/01/28 .................. 781 747,451
Penske Truck Leasing Co. LP
(b)
1.20% , 11/15/25 .................. 1,143 1,076,633
1.70% , 06/15/26 .................. 244 226,279
3.40% , 11/15/26 .................. 3,651 3,486,585
Ryder System, Inc.
1.75% , 09/01/26 .................. 932 862,317
2.85% , 03/01/27 .................. 6,176 5,818,889
4.30% , 06/15/27 .................. 322 314,224
5.38% , 03/15/29 .................. 424 425,670
Uber Technologies, Inc.
(b)
6.25% , 01/15/28 .................. 367 367,431
4.50% , 08/15/29 .................. 120 114,335
36,569,470
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 523 497,686
3.88% , 11/01/29 .................. 9 8,184
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 950 972,562
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 694 639,112
6.25% , 04/01/29 .................. 353 356,995
5.25% , 10/01/29 .................. 227 216,632
Teleflex, Inc.
4.63% , 11/15/27 .................. 20 19,313
4.25% , 06/01/28
(b)
................. 277 261,037
2,971,521
Health Care Providers & Services — 1.6%
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 510 474,916
6.00% , 01/15/29 .................. 170 150,026
5.25% , 05/15/30 .................. 156 128,621
4.75% , 02/15/31 .................. 319 250,807
Elevance Health, Inc.
5.35% , 10/15/25 .................. 251 250,697
1.50% , 03/15/26 .................. 624 585,231
3.65% , 12/01/27 .................. 1,490 1,424,209
4.10% , 03/01/28 .................. 1,564 1,511,514
5.15% , 06/15/29 .................. 3,330 3,338,917
Encompass Health Corp.
4.50% , 02/01/28 .................. 402 382,401
4.75% , 02/01/30 .................. 141 131,933
HCA, Inc.
5.38% , 02/01/25 .................. 13,949 13,901,848
5.25% , 04/15/25 .................. 5,000 4,976,445
7.69% , 06/15/25 .................. 363 368,973
5.88% , 02/15/26 .................. 9,653 9,665,815
5.25% , 06/15/26 .................. 6,956 6,924,924
3.13% , 03/15/27 .................. 2,998 2,832,449
5.20% , 06/01/28 .................. 779 775,915
4.13% , 06/15/29 .................. 7,745 7,333,810
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 302 282,273
Humana, Inc.
3.95% , 03/15/27 .................. 572 553,032
5.75% , 12/01/28 .................. 9,380 9,569,057
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 261 278,336
11.00% , 10/15/30 ................. 514 566,309

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. USD 241 $ 226,838
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................. 2,185 2,058,478
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 17 16,970
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. 128 121,728
6.13% , 06/15/30 .................. 178 176,798
UnitedHealth Group, Inc., 4.70%, 04/15/29 .. 981 973,275
US Acute Care Solutions LLC, 9.75%,
05/15/29
(b)
..................... 135 132,946
70,365,491
Health Care REITs — 0.1%
Healthpeak OP LLC, 1.35%, 02/01/27 ..... 2,191 1,986,315
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
.......... 523 510,293
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 228 219,513
7.25% , 07/15/28
(b)
................. 215 222,326
4.50% , 02/15/29
(b)
................. 217 203,505
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 166 157,804
803,148
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 222 207,924
4.38% , 01/15/28 .................. 330 311,247
6.13% , 06/15/29 .................. 189 189,685
4.00% , 10/15/30 .................. 92 80,988
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 269 251,004
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. 366 335,538
7.00% , 02/15/30 .................. 871 889,884
Carnival Corp.
(b)
7.63% , 03/01/26 .................. 95 95,939
5.75% , 03/01/27 .................. 123 121,514
4.00% , 08/01/28 .................. 68 63,814
6.00% , 05/01/29 .................. 472 466,251
7.00% , 08/15/29 .................. 65 67,215
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 1,118 1,210,329
Churchill Downs, Inc.
(b)
5.50% , 04/01/27 .................. 389 382,739
4.75% , 01/15/28 .................. 440 420,263
5.75% , 04/01/30 .................. 355 344,824
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
416 378,835
GLP Capital LP
5.25% , 06/01/25 .................. 1,670 1,656,021
5.38% , 04/15/26 .................. 10,580 10,493,616
5.75% , 06/01/28 .................. 2,236 2,237,228
Hilton Domestic Operating Co., Inc.
(b)
5.88% , 04/01/29 .................. 229 229,311
3.75% , 05/01/29 .................. 119 109,118
Hilton Worldwide Finance LLC, 4.88%, 04/01/27 186 182,749
Las Vegas Sands Corp.
2.90% , 06/25/25 .................. 1,765 1,712,931
5.90% , 06/01/27 .................. 3,175 3,191,854
6.00% , 08/15/29 .................. 2,080 2,090,734
Life Time, Inc., 5.75%, 01/15/26
(b)
........ 140 139,383
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 61 62,712
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 94 92,821
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 .................. 400 392,000
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.38% , 12/04/29 .................. USD 400 $ 359,198
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 600 611,315
NCL Corp. Ltd.
(b)
8.38% , 02/01/28 .................. 61 63,742
8.13% , 01/15/29 .................. 48 50,292
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 71 72,864
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 116 117,383
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 62 66,962
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 126 121,898
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 .................. 67 64,843
5.38% , 07/15/27 .................. 126 124,062
5.50% , 04/01/28 .................. 19 18,758
9.25% , 01/15/29 .................. 91 97,148
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 52 50,690
Six Flags Entertainment Corp.
(b)
5.50% , 04/15/27 .................. 249 246,479
7.25% , 05/15/31 .................. 286 291,180
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 401 377,315
Viking Cruises Ltd., 9.13%, 07/15/31
(b)
..... 268 290,261
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 34 33,237
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 .................. 400 374,400
5.13% , 12/15/29 .................. 200 180,688
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 58 55,162
7.13% , 02/15/31 .................. 284 294,486
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
...... 4 3,810
32,374,644
Household Durables — 0.2%
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 40 39,917
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
..................... 292 266,698
DR Horton, Inc., 1.30%, 10/15/26 ........ 493 451,265
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
45 46,076
Empire Communities Corp., 9.75%, 05/01/29
(b)
42 42,735
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 49 51,039
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 39 36,050
Meritage Homes Corp., 1.75%, 05/15/28
(b) (g)
.. 12 11,916
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
100 100,244
Newell Brands, Inc., 5.70%, 04/01/26
(c)
..... 8,000 7,901,626
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 47 49,054
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 25 23,940
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
..................... 239 215,534
9,236,094
Household Products — 0.0%
(b)
Central Garden & Pet Co., 4.13%, 04/30/31 .. 85 74,910
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31 ...................... 33 33,033
Spectrum Brands, Inc., 3.88%, 03/15/31 .... 16 13,372
121,315
Independent Power and Renewable Electricity Producers
— 0.0%
(b)
Calpine Corp., 5.13%, 03/15/28 ......... 321 308,722
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 208 198,749

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Talen Energy Supply LLC, 8.63%, 06/01/30 .. USD 63 $ 67,172
574,643
Industrial Conglomerates — 0.2%
(b)
EMRLD Borrower LP
6.63% , 12/15/30 .................. 1,252 1,261,768
6.75% , 07/15/31 .................. 112 113,400
Foundry JV Holdco LLC, 5.90%, 01/25/30 ... 4,275 4,336,079
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ...................... 664 687,581
6,398,828
Insurance — 0.2%
Acrisure LLC, 7.50%, 11/06/30
(b)
......... 151 151,105
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 889 832,400
6.75% , 04/15/28 .................. 246 246,390
7.00% , 01/15/31 .................. 529 534,409
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 62 62,169
4.88% , 06/30/29 .................. 172 160,006
Ardonagh Finco Ltd., 7.75%, 02/15/31
(b)
.... 504 498,236
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(b)
..................... 44 44,511
FWD Group Holdings Ltd., 8.40%, 04/05/29
(d)
. 1,020 1,042,312
Howden UK Refinance plc, 7.25%, 02/15/31
(b)
1,145 1,136,440
HUB International Ltd., 7.25%, 06/15/30
(b)
... 2,335 2,393,681
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30
(b)
................ 121 126,188
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
1,271 1,285,533
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 42 38,899
8,552,279
IT Services — 0.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. 200 177,619
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
352 367,014
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 200 191,312
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 176,830
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 550 558,440
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
327 335,028
Twilio, Inc., 3.63%, 03/15/29 ........... 348 313,022
2,119,265
Leisure Products — 0.0%
(b)
Acushnet Co., 7.38%, 10/15/28 ......... 34 35,233
Amer Sports Co., 6.75%, 02/16/31 ....... 202 200,707
235,940
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................. 137 129,329
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 81 80,481
Star Parent, Inc., 9.00%, 10/01/30 ........ 769 807,370
1,017,180
Machinery — 0.1%
Chart Industries, Inc., 7.50%, 01/01/30
(b)
.... 280 289,342
Esab Corp., 6.25%, 04/15/29
(b)
.......... 103 103,618
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
91 83,318
Terex Corp., 5.00%, 05/15/29
(b)
......... 162 153,721
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,296 1,256,234
Traton Finance Luxembourg SA
(d)
0.13% , 11/10/24 .................. EUR 2,200 2,323,906
4.13% , 11/22/25 .................. 1,300 1,395,484
Wabash National Corp., 4.50%, 10/15/28
(b)
.. USD 195 175,465
5,781,088
Security
Par (000)
Par (000) Value
Media — 0.7%
Cable One, Inc., 4.00%, 11/15/30
(b)
....... USD 28 $ 20,898
Charter Communications Operating LLC
4.20% , 03/15/28 .................. 11,810 11,160,875
5.05% , 03/30/29 .................. 769 739,542
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 258 246,386
9.00% , 09/15/28 .................. 1,060 1,109,773
7.88% , 04/01/30 .................. 939 945,147
Comcast Corp., 3.15%, 03/01/26 ........ 8,490 8,206,332
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 594 558,708
GCI LLC, 4.75%, 10/15/28
(b)
........... 117 106,795
Gray Television, Inc.
(b)
7.00% , 05/15/27 .................. 105 96,674
10.50% , 07/15/29 ................. 176 176,947
Informa plc, 2.13%, 10/06/25
(d)
.......... EUR 1,411 1,479,262
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... USD 302 282,834
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 478 462,713
4.25% , 01/15/29 .................. 569 518,825
4.63% , 03/15/30 .................. 42 37,819
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. 64 60,214
5.00% , 08/01/27 .................. 477 456,594
4.00% , 07/15/28 .................. 35 31,617
TEGNA, Inc., 4.75%, 03/15/26
(b)
......... 19 18,573
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 200 189,434
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 262 250,823
8.00% , 08/15/28 .................. 706 688,511
8.50% , 07/31/31 .................. 255 247,692
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 500 444,903
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
..... 300 294,252
28,832,143
Metals & Mining — 0.6%
Anglo American Capital plc, 3.75%, 06/15/29
(d)
EUR 4,190 4,450,575
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
.. USD 168 176,298
ATI, Inc.
5.88% , 12/01/27 .................. 397 391,715
4.88% , 10/01/29 .................. 130 121,521
7.25% , 08/15/30 .................. 217 224,000
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 714 715,589
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 33 32,993
7.63% , 03/15/30 .................. 15 15,443
Constellium SE
(b)
5.88% , 02/15/26 .................. 305 303,405
5.63% , 06/15/28 .................. 387 378,765
3.75% , 04/15/29 .................. 618 560,295
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
200 209,250
Glencore Funding LLC
(b)
5.34% , 04/04/27 .................. 463 462,057
3.88% , 10/27/27 .................. 604 576,392
5.40% , 05/08/28 .................. 232 231,941
6.13% , 10/06/28 .................. 5,302 5,427,331
5.37% , 04/04/29 .................. 6,180 6,151,306
2.50% , 09/01/30 .................. 663 560,607
6.38% , 10/06/30 .................. 1,030 1,073,578
2.85% , 04/27/31 .................. 1,169 984,402
Kaiser Aluminum Corp., 4.63%, 03/01/28
(b)
.. 840 785,958
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 15 15,743
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 210 211,340

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Novelis Corp.
(b)
3.25% , 11/15/26 .................. USD 1,079 $ 1,015,343
4.75% , 01/30/30 .................. 398 369,227
25,445,074
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 .................. 17 16,852
4.25% , 02/01/27 .................. 118 111,760
7.00% , 07/15/31 .................. 111 111,971
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 44 41,658
7.25% , 04/01/29 .................. 127 128,362
410,603
Multi-Utilities — 0.4%
Consumers Energy Co., 4.60%, 05/30/29 ... 3,170 3,118,803
Engie SA, 3.63%, 12/06/26
(d)
........... EUR 3,100 3,326,201
National Grid Electricity Transmission plc,
0.19%, 01/20/25
(d)
................ 1,490 1,564,540
National Grid North America, Inc., 4.15%,
09/12/27
(d)
..................... 3,990 4,332,270
NiSource, Inc., 3.49%, 05/15/27 ......... USD 1,614 1,539,841
Sempra, 3.30%, 04/01/25 ............. 1,659 1,629,403
WEC Energy Group, Inc., 5.60%, 09/12/26 .. 650 652,457
16,163,515
Oil, Gas & Consumable Fuels — 5.4%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 217 219,372
Antero Midstream Partners LP
(b)
5.75% , 03/01/27 .................. 244 242,029
5.75% , 01/15/28 .................. 48 47,188
Ascent Resources Utica Holdings LLC
(b)
8.25% , 12/31/28 .................. 375 384,187
5.88% , 06/30/29 .................. 509 497,429
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 122 127,588
Buckeye Partners LP
(b)
4.13% , 03/01/25 .................. 17 16,770
4.50% , 03/01/28 .................. 134 125,881
6.88% , 07/01/29 .................. 48 48,179
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 3,399 3,238,031
3.25% , 01/31/32 .................. 1,603 1,368,200
Chesapeake Energy Corp., 5.50%, 02/01/26
(b)
119 117,859
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 276 275,925
8.38% , 01/15/29 .................. 226 232,941
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. 233 244,144
8.63% , 11/01/30 .................. 357 382,783
8.75% , 07/01/31 .................. 135 144,578
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 512 495,712
5.88% , 01/15/30 .................. 309 287,531
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 500 473,963
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
97 101,818
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 5,992 5,525,797
5.15% , 01/30/30 .................. 12,320 12,267,836
DT Midstream, Inc., 4.13%, 06/15/29
(b)
..... 187 172,759
Enbridge Energy Partners LP, 5.88%, 10/15/25 424 425,004
Enbridge, Inc.
2.50% , 01/15/25 .................. 2,955 2,902,699
2.50% , 02/14/25 .................. 12,081 11,838,687
5.90% , 11/15/26 .................. 4,137 4,184,294
5.25% , 04/05/27 .................. 5,175 5,174,656
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................ USD 121 $ 126,166
Energy Transfer LP
4.05% , 03/15/25 .................. 11,089 10,967,151
2.90% , 05/15/25 .................. 2,660 2,594,772
5.95% , 12/01/25 .................. 875 877,679
4.20% , 04/15/27 .................. 1,619 1,570,126
5.63% , 05/01/27
(b)
................. 5,916 5,889,548
5.50% , 06/01/27 .................. 8,085 8,107,972
6.10% , 12/01/28 .................. 8,570 8,830,957
6.00% , 02/01/29
(b)
................. 2,421 2,437,623
Eni SpA, 3.63%, 05/19/27
(d)
............ EUR 3,300 3,550,305
EQM Midstream Partners LP
4.13% , 12/01/26 .................. USD 55 53,011
6.38% , 04/01/29
(b)
................. 221 223,234
EQT Corp.
5.70% , 04/01/28 .................. 1,293 1,305,588
5.00% , 01/15/29 .................. 2,544 2,495,870
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
..................... 58 61,408
Genesis Energy LP
7.75% , 02/01/28 .................. 44 44,467
8.25% , 01/15/29 .................. 233 240,535
8.88% , 04/15/30 .................. 40 42,077
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 127 128,748
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 120 118,517
5.75% , 02/01/29 .................. 242 234,176
Kinder Morgan, Inc., 5.00%, 02/01/29 ..... 6,131 6,062,891
Kinetik Holdings LP, 6.63%, 12/15/28
(b)
..... 36 36,574
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 32 31,689
Matador Resources Co., 6.88%, 04/15/28
(b)
.. 120 121,804
MPLX LP
4.88% , 06/01/25 .................. 1,499 1,485,746
1.75% , 03/01/26 .................. 1,168 1,097,581
4.13% , 03/01/27 .................. 1,803 1,750,745
4.25% , 12/01/27 .................. 1,276 1,234,685
4.00% , 03/15/28 .................. 2,882 2,757,597
New Fortress Energy, Inc.
(b)
6.75% , 09/15/25 .................. 161 156,290
8.75% , 03/15/29 .................. 336 306,723
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 489 494,519
3.63% , 04/15/29
(g)
................. 54 62,154
8.75% , 06/15/31 .................. 68 71,351
NuStar Logistics LP, 5.75%, 10/01/25 ...... 43 42,731
Occidental Petroleum Corp.
2.90% , 08/15/24 .................. 7,765 7,727,219
5.55% , 03/15/26 .................. 498 497,057
8.50% , 07/15/27 .................. 9,515 10,193,438
ONEOK, Inc.
5.55% , 11/01/26 .................. 8,715 8,750,559
4.55% , 07/15/28 .................. 621 605,620
5.65% , 11/01/28 .................. 936 950,067
4.35% , 03/15/29 .................. 602 579,979
3.40% , 09/01/29 .................. 572 524,769
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 72 73,708
Permian Resources Operating LLC, 8.00%,
04/15/27
(b)
..................... 163 166,658
Pioneer Natural Resources Co.
1.13% , 01/15/26 .................. 5,244 4,918,091
5.10% , 03/29/26 .................. 2,100 2,095,360
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 84 86,574

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 44 $ 41,186
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 88 82,843
Sabine Pass Liquefaction LLC
5.63% , 03/01/25 .................. 7,591 7,575,431
5.00% , 03/15/27 .................. 14,611 14,487,771
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(b)
... 113 114,056
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 230 237,813
SM Energy Co.
6.75% , 09/15/26 .................. 134 134,045
6.50% , 07/15/28 .................. 166 164,572
Southwestern Energy Co., 5.70%, 01/23/25
(c)
. 9 8,972
Tallgrass Energy Partners LP
(b)
6.00% , 03/01/27 .................. 46 45,338
5.50% , 01/15/28 .................. 96 91,847
7.38% , 02/15/29 .................. 210 211,026
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 82 86,062
9.38% , 02/01/31 .................. 69 72,851
Targa Resources Corp.
5.20% , 07/01/27 .................. 6,433 6,420,599
6.15% , 03/01/29 .................. 3,486 3,598,285
Targa Resources Partners LP
6.50% , 07/15/27 .................. 8,250 8,308,880
5.00% , 01/15/28 .................. 2,794 2,736,634
TransCanada PipeLines Ltd.
4.88% , 01/15/26 .................. 221 219,171
4.25% , 05/15/28 .................. 926 895,400
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... 1,056 961,741
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 44 43,244
Viper Energy, Inc.
(b)
5.38% , 11/01/27 .................. 4,017 3,941,393
7.38% , 11/01/31 .................. 14,110 14,613,558
Vital Energy, Inc., 9.75%, 10/15/30 ....... 390 425,837
Western Midstream Operating LP, 6.35%,
01/15/29 ...................... 956 986,016
Williams Cos., Inc. (The)
5.40% , 03/02/26 .................. 16,151 16,135,428
4.90% , 03/15/29 .................. 920 907,505
237,893,453
Passenger Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
.......... 361 343,380
American Airlines, Inc.
(b)
5.75% , 04/20/29 .................. 266 259,198
8.50% , 05/15/29 .................. 179 185,975
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
..... 11,390 11,476,146
United Airlines Pass-Through Trust
Series 2020-1 , Class B , 4.88% , 01/15/26 .. 512 504,012
Series 2020-1 , Class A , 5.88% , 10/15/27 .. 2,769 2,776,415
United Airlines, Inc.
(b)
4.38% , 04/15/26 .................. 111 107,227
4.63% , 04/15/29 .................. 332 309,195
15,961,548
Personal Care Products — 0.0%
Coty, Inc.
(b)
4.75% , 01/15/29 .................. 20 19,008
6.63% , 07/15/30 .................. 101 102,495
121,503
Pharmaceuticals — 0.6%
Bayer AG
(d)
0.05% , 01/12/25 .................. EUR 2,900 3,043,982
4.00% , 08/26/26 .................. 3,240 3,499,094
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Bayer Capital Corp. BV, 1.50%, 06/26/26
(d)
.. EUR 2,600 $ 2,665,139
Bristol-Myers Squibb Co.
1.13% , 11/13/27 .................. USD 1,830 1,614,613
1.45% , 11/13/30 .................. 647 524,480
5.75% , 02/01/31 .................. 530 550,262
5.10% , 02/22/31 .................. 720 722,760
2.95% , 03/15/32 .................. 423 366,026
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 40 39,222
3.13% , 02/15/29 .................. 294 281,382
3.50% , 04/01/30 .................. 208 199,116
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
281 289,985
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... 276 256,227
Organon & Co., 4.13%, 04/30/28
(b)
....... 200 185,739
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ...................... 6,283 6,173,002
Pfizer, Inc., 3.00%, 12/15/26 ........... 4,095 3,907,752
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. 317 297,980
4.75% , 05/09/27 .................. 200 192,875
24,809,636
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 600 544,439
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 514 477,418
KBR, Inc., 4.75%, 09/30/28
(b)
........... 16 14,880
Korn Ferry, 4.63%, 12/15/27
(b)
.......... 193 183,777
Teleperformance SE, 5.25%, 11/22/28
(d)
.... EUR 1,400 1,534,476
2,754,990
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(b)
..................... USD 213 173,773
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ 224 222,348
Fantasia Holdings Group Co. Ltd.
(d)(h)(i)
11.88% , 06/01/24 ................. 667 9,005
9.25% , 07/28/24 .................. 667 7,671
9.88% , 10/19/24 .................. 333 3,829
10.88% , 01/09/25 ................. 1,167 16,921
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
178 169,165
602,712
Residential REITs — 0.0%
UDR, Inc., 3.50%, 07/01/27 ............ 2,070 1,963,631
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 109 101,442
Realty Income Corp.
4.63% , 11/01/25 .................. 231 228,230
0.75% , 03/15/26 .................. 908 838,826
4.88% , 06/01/26 .................. 421 417,191
3.00% , 01/15/27 .................. 625 592,042
4.75% , 02/15/29 .................. 2,391 2,349,789
4,527,520
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Corp., 3.88%, 01/15/27 ....... 8,617 8,337,389
Broadcom, Inc.
3.46% , 09/15/26 .................. 1,717 1,652,755
4.00% , 04/15/29
(b)
................. 234 222,941
4.75% , 04/15/29 .................. 6,316 6,229,432
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 346 331,038
Intel Corp., 4.88%, 02/10/28 ........... 4,776 4,758,288
Microchip Technology, Inc., 5.05%, 03/15/29 . 3,217 3,191,228

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV
2.70% , 05/01/25 .................. USD 3,740 $ 3,652,447
3.40% , 05/01/30 .................. 34 30,729
QUALCOMM, Inc.
1.30% , 05/20/28 .................. 820 718,922
1.65% , 05/20/32 .................. 388 305,611
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 145 131,386
29,562,166
Software — 1.0%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
... 881 881,666
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 277 267,779
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 323 333,562
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 421 418,920
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 971 901,843
4.88% , 07/01/29 .................. 54 50,115
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
2,389 2,294,192
Dye & Durham Ltd., 8.63%, 04/15/29
(b)
..... 52 52,750
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 173 161,824
Gen Digital, Inc., 6.75%, 09/30/27
(b)
....... 157 158,992
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 464 449,736
Oracle Corp.
2.50% , 04/01/25 .................. 2,004 1,957,575
1.65% , 03/25/26 .................. 4,423 4,145,889
2.65% , 07/15/26 .................. 9,604 9,101,837
2.80% , 04/01/27 .................. 5,860 5,501,676
2.30% , 03/25/28 .................. 7,569 6,843,164
PTC, Inc., 3.63%, 02/15/25
(b)
........... 163 160,990
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 175 161,221
11.25% , 12/15/27 ................. 9 8,749
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 585 576,053
UKG, Inc., 6.88%, 02/01/31
(b)
........... 1,622 1,642,324
VMware LLC
1.40% , 08/15/26 .................. 1,028 946,559
4.65% , 05/15/27 .................. 784 771,594
3.90% , 08/21/27 .................. 3,814 3,659,349
1.80% , 08/15/28 .................. 770 674,413
Workday, Inc., 3.50%, 04/01/27 ......... 584 558,654
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
407 369,562
43,050,988
Specialized REITs — 1.5%
American Tower Corp.
3.38% , 10/15/26 .................. 5,125 4,894,600
2.75% , 01/15/27 .................. 2,597 2,436,492
3.65% , 03/15/27 .................. 13,000 12,449,801
3.55% , 07/15/27 .................. 3,921 3,720,132
5.25% , 07/15/28 .................. 245 244,481
5.20% , 02/15/29 .................. 5,169 5,151,151
Crown Castle, Inc.
1.05% , 07/15/26 .................. 5,220 4,777,903
5.00% , 01/11/28 .................. 1,380 1,363,084
Equinix, Inc.
1.25% , 07/15/25 .................. 8,948 8,549,554
1.00% , 09/15/25 .................. 1,864 1,764,584
1.45% , 05/15/26 .................. 841 780,774
2.90% , 11/18/26 .................. 6,093 5,755,116
1.80% , 07/15/27 .................. 13,265 11,985,543
1.55% , 03/15/28 .................. 774 676,848
2.00% , 05/15/28 .................. 1,584 1,402,727
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
..... 665 676,698
SBA Communications Corp.
3.88% , 02/15/27 .................. 209 199,183
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.13% , 02/01/29 .................. USD 359 $ 320,065
67,148,736
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 6 5,685
4.75% , 03/01/30 .................. 91 84,325
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 152 140,666
Home Depot, Inc. (The)
5.15% , 06/25/26 .................. 3,910 3,913,286
4.75% , 06/25/29 .................. 1,145 1,138,332
Lowe's Cos., Inc.
4.40% , 09/08/25 .................. 1,470 1,451,051
2.50% , 04/15/26 .................. 2,990 2,847,875
1.70% , 09/15/28 .................. 314 274,369
3.65% , 04/05/29 .................. 3,050 2,869,108
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 141 137,262
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 60 58,952
Staples, Inc., 10.75%, 09/01/29
(b)
........ 118 112,139
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(b)
73 75,084
13,108,134
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
.. 210 225,225
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.25%, 03/15/29 ........... 122 111,200
Hanesbrands, Inc.
4.88% , 05/15/26 .................. 56 54,785
9.00% , 02/15/31 .................. 6 6,286
Levi Strauss & Co., 3.50%, 03/01/31 ...... 140 121,110
William Carter Co. (The), 5.63%, 03/15/27 ... 91 89,758
383,139
Tobacco — 1.7%
Altria Group, Inc.
2.35% , 05/06/25 .................. 2,693 2,618,478
2.63% , 09/16/26 .................. 2,647 2,494,738
6.20% , 11/01/28 .................. 12,979 13,458,654
BAT Capital Corp.
3.22% , 08/15/24 .................. 10,429 10,389,872
2.79% , 09/06/24 .................. 16,833 16,725,139
2.26% , 03/25/28 .................. 5,686 5,094,478
BAT International Finance plc
4.45% , 03/16/28 .................. 3,639 3,522,989
5.93% , 02/02/29 .................. 12,554 12,847,513
Philip Morris International, Inc.
5.13% , 11/15/24 .................. 883 881,999
1.50% , 05/01/25 .................. 7,474 7,234,217
0.13% , 08/03/26 .................. EUR 256 255,350
75,523,427
Trading Companies & Distributors — 0.1%
(b)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 USD 102 102,919
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 451 437,265
7.88% , 12/01/30 .................. 636 665,338
7.00% , 05/01/31 .................. 467 477,114
Herc Holdings, Inc.
5.50% , 07/15/27 .................. 250 246,088
6.63% , 06/15/29 .................. 137 138,921
Imola Merger Corp., 4.75%, 05/15/29 ...... 259 242,124
WESCO Distribution, Inc., 6.38%, 03/15/29 .. 151 151,546
2,461,315

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.0%
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... USD 11 $ 11,137
Wireless Telecommunication Services — 1.3%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 200 193,030
Rogers Communications, Inc.
2.90% , 11/15/26 .................. 2,060 1,947,886
3.20% , 03/15/27 .................. 9,982 9,473,688
5.00% , 02/15/29 .................. 4,108 4,057,367
Sprint LLC, 7.63%, 03/01/26 ........... 6,270 6,442,926
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
. 1,521 1,511,113
T-Mobile USA, Inc.
1.50% , 02/15/26 .................. 1,581 1,484,241
2.25% , 02/15/26 .................. 10,031 9,525,301
2.63% , 04/15/26 .................. 13,520 12,858,262
3.75% , 04/15/27 .................. 2,508 2,410,590
5.38% , 04/15/27 .................. 551 549,645
4.95% , 03/15/28 .................. 590 586,068
4.85% , 01/15/29 .................. 4,660 4,602,121
2.63% , 02/15/29 .................. 2,507 2,245,453
57,887,691
Total Corporate Bonds — 39 .7%
(Cost: $ 1,753,297,860 ) ............................ 1,748,135,149
Floating Rate Loan Interests
Oil, Gas & Consumable Fuels — 0.1%
Ecopetrol SA, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 0.00%),
10.00%
,
09/06/30
(a) (e)
............... 5,000 5,123,500
Total Floating Rate Loan Interests — 0 .1%
(Cost: $ 4,966,748 ) ............................... 5,123,500
Foreign Agency Obligations
Canada — 0.7%
(b)
OMERS Finance Trust , 1.10%
,
03/26/26 .... 17,380 16,231,749
Ontario Teachers' Finance Trust , 4.25%
,
04/25/28 ....................... 13,860 13,603,860
29,835,609
Total Foreign Agency Obligations — 0 .7%
(Cost: $ 31,212,797 ) ............................... 29,835,609
Municipal Bonds
Massachusetts — 0 .0%
Massachusetts Educational Financing Authority ,
Series 2024A , RB , 6.35% , 07/01/49 ..... 2,035 2,057,799
Total Municipal Bonds — 0 .0%
(Cost: $ 2,035,000 ) ............................... 2,057,799
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.5%
Angel Oak Mortgage Trust
(b)(c)
Series 2023-6, Class A1, 6.50%, 12/25/67 . 2,233 2,241,634
Series 2024-1, Class A1, 5.21%, 08/25/68 . 6,093 5,973,071
Arroyo Mortgage Trust, Series 2022-2, Class
A1, 4.95%, 07/25/57
(b) (c)
............. 4,224 4,158,397
Atlas Funding plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
6.07%, 09/20/61
(d)
............... GBP 564 713,141
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
6.52%, 09/20/61
(d)
............... 100 126,198
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
6.77%, 09/20/61
(d)
............... GBP 104 $ 131,243
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
7.42%, 09/20/61
(d)
............... 100 126,196
Auburn 15 plc, Series 15, Class A2, (Sterling
Overnight Index Average at 0.00% Floor +
1.10%), 6.33%, 07/20/45
(a) (d)
.......... 900 1,142,951
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 5.08%, 11/25/33
(a)
......... USD 120 106,046
Barclays Mortgage Loan Trust, Series 2024-
NQM1, Class A1, 5.90%, 01/25/64
(b) (c)
.... 5,627 5,596,875
Barley Hill No. 2 plc, Series 2, Class C, (Sterling
Overnight Index Average + 1.70%), 6.90%,
08/27/58
(a) (d)
..................... GBP 520 653,834
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 4.36%, 07/25/34
(a)
.............. USD 167 149,019
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a) (b) (e) (j)
....... 5 —
BRAVO Residential Funding Trust, Series 2023-
NQM6, Class A1, 6.60%, 09/25/63
(b) (c)
.... 4,115 4,138,594
Canada Square Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.81%, 06/17/58
(d)
............... GBP 102 129,179
Series 6, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.45%), 6.70%,
01/17/59
(d)
.................... 318 398,328
Series 6, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 1.85%), 7.10%,
01/17/59
(d)
.................... 178 220,076
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.50%
Cap + 1.01%), 6.36%, 07/25/49 ...... USD 636 611,205
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 ..................... 1,361 1,196,345
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 175 164,160
Series 2005-HYB8, Class 2A1, 4.78%,
12/20/35
(a)
.................... 472 424,255
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a) (b)
..................... 3,757 3,233,791
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a) (b)
......... 2,394 2,256,516
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a) (b)
..................... 5,770 5,368,637
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B2, 6.79%,
04/25/43 ..................... 116 116,040
Series 2013-HYB1, Class B4, 6.79%,
04/25/43 ..................... 1,583 1,583,047
Series 2015-1, Class A1, 2.50%, 01/25/45 . 4,763 4,022,779
Series 2017-RPL1, Class A1, 2.75%,
07/25/57 ..................... 455 433,121
Series 2019-RP10, Class A1, 3.18%,
12/26/59 ..................... 2,443 2,475,000
Dilosk Rmbs No. 8 Sts DAC
(a)
Series 8-STS, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.65%), 4.48%, 05/20/62
(d)
EUR 517 553,346
Series 8-STS, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 4.73%, 05/20/62
(d)
131 140,156

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Dilosk Rmbs No. 9 Dac, Series 9, Class A,
(3-mo. EURIBOR at 0.00% Floor + 0.68%),
4.47%, 01/25/63
(a) (d)
................ EUR 295 $ 316,304
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.10%), 4.96%, 07/28/58
(d)
740 792,519
Series 2021-2, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.80%), 4.66%, 04/28/59
(d)
820 873,740
Series 2021-2, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.05%), 4.91%, 04/28/59
(d)
503 534,645
East One plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.60%, 12/27/55
(d)
............... GBP 505 640,767
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.90%, 12/27/55
(d)
............... 231 290,901
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
7.20%, 12/27/55
(d)
............... 375 469,283
Elstree Funding No. 4 plc, Series 4, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 1.12%), 6.33%, 10/21/55
(a) (d)
..... 505 641,686
Exmoor Funding plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.88%),
6.09%, 03/25/94
(d)
............... 465 587,602
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
7.11%, 03/25/94
(d)
............... 112 141,529
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
8.01%, 03/25/94
(d)
............... 100 126,363
Finsbury Square, Series 2021-1GRX, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.25%), 6.46%, 12/16/67
(a) (d)
..... 1,045 1,309,584
Finsbury Square plc
(a)
Series 2021-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
6.61%, 12/16/71
(d)
............... 371 468,445
Series 2021-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.91%, 12/16/71
(d)
............... 200 250,183
Flagstar Mortgage Trust, Series 2018-2, Class
A4, 3.50%, 04/25/48
(a) (b)
............. USD 1,922 1,871,588
Friary No. 9 plc, Series 9, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.50%), 5.74%, 05/21/72
(a) (d)
.......... GBP 556 703,403
Gemgarto plc, Series 2021-1X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.30%), 6.51%, 12/16/67
(a) (d)
..... 218 275,146
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
Series 2019-PJ1, Class B1, 4.04%, 08/25/49 USD 1,649 1,559,174
Series 2022-PJ2, Class A4, 2.50%, 06/25/52 3,917 3,108,760
Harben Finance
(a)
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at 0.00% Floor
+ 1.15%), 6.35%, 09/28/55
(d)
........ GBP 741 929,848
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at 0.00% Floor
+ 1.50%), 6.70%, 09/28/55
(d)
........ 441 547,752
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (c)
.... USD 1,728 1,706,957
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Hops Hill NO 4 plc
(a)
Series 4, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 0.88%), 6.10%,
04/21/56
(d)
.................... GBP 708 $ 896,288
Series 4, Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.30%), 6.52%,
04/21/56
(d)
.................... 265 334,397
Series 4, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.70%), 6.92%,
04/21/56
(d)
.................... 214 270,034
Series 4, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.30%), 7.52%,
04/21/56
(d)
.................... 215 271,293
J.P. Morgan Mortgage Trust
(a)(b)
Series 2020-LTV1, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.00%
Cap + 1.11%), 6.00%, 06/25/50 ...... USD 219 217,010
Series 2021-3, Class A12, 5.50%, 07/25/51 7,629 7,425,407
Series 2021-6, Class A12, 5.00%, 10/25/51 7,646 7,263,544
Series 2021-7, Class A12, 5.00%, 11/25/51 4,409 4,189,703
Series 2023-DSC1, Class A1, 4.62%,
07/25/63 ..................... 4,674 4,456,372
Series 2024-2, Class A3, 6.00%, 08/25/54 . 2,801 2,781,671
Jupiter Mortgage No. 1 plc
(a)
Series 1X, Class AR, (Sterling Overnight
Index Average at 0.00% Floor + 1.00%),
6.25%, 07/20/55
(d)
............... GBP 666 844,638
Series 1X, Class BR, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.95%, 07/20/55
(d)
............... 1,362 1,728,837
Series 1X, Class CR, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
7.50%, 07/20/55
(d)
............... 430 552,022
Series 1X, Class DR, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
8.25%, 07/20/55
(d)
............... 293 375,528
Lanark Master Issuer plc, Series 2024-1X,
Class 1A, (Sterling Overnight Index
Average at 0.00% Floor + 0.50%), 5.73%,
12/22/69
(a) (d)
..................... 500 633,447
Lanebrook Mortgage Transaction plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
7.46%, 06/12/57
(d)
............... 370 468,745
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
6.50%, 07/20/58
(d)
............... 158 199,504
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
6.03%, 03/15/61
(d)
............... 303 383,063
Mello Mortgage Capital Acceptance, Series
2022-INV2, Class A3, 3.00%, 04/25/52
(a) (b)
. USD 3,128 2,582,164
MFA Trust
(b)(c)
Series 2023-INV2, Class A1, 6.77%,
10/25/58 ..................... 1,855 1,863,815
Series 2023-NQM3, Class A1, 6.62%,
07/25/68 ..................... 5,229 5,258,895
Mill City Mortgage Loan Trust
(a)(b)
Series 2017-3, Class A1, 2.75%, 01/25/61 . 1,456 1,436,154
Series 2018-1, Class A1, 3.25%, 05/25/62 . 1,338 1,307,452
Series 2018-3, Class A1, 3.50%, 08/25/58 . 1,898 1,836,328
Miltonia Mortgage Finance SRL, Series 1,
Class B, (3-mo. EURIBOR at 0.00% Floor +
1.30%), 5.09%, 04/28/62
(a) (d)
.......... EUR 355 371,927

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Molossus Btl plc, Series 2024-1, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.95%), 6.19%, 04/18/61
(a) (d)
..... GBP 630 $ 796,507
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 6.24%, 11/25/34
(a)
. USD 363 340,156
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.45%), 6.66%, 06/23/53
(a) (d)
..... GBP 111 140,177
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56 ..................... USD 945 861,557
Series 2018-1A, Class A1A, 4.00%,
12/25/57 ..................... 3,341 3,150,507
Series 2020-1A, Class A1B, 3.50%,
10/25/59 ..................... 8,180 7,506,758
OBX Trust, Series 2023-NQM6, Class A1,
6.52%, 07/25/63
(b) (c)
................ 6,308 6,332,081
Permanent Master Issuer plc, Series 2024-
1X, Class 1A1, (Sterling Overnight Index
Average at 0.00% Floor + 0.55%), 5.81%,
07/15/73
(a) (d)
..................... GBP 876 1,110,050
PMF plc, Series 2024-1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.98%), 6.19%, 07/16/60
(a) (d)
.......... 450 571,557
Polaris plc
(a)
Series 2022-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.40%),
8.60%, 10/23/59
(d)
............... 538 667,842
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.03%),
6.23%, 02/26/61
(d)
............... 982 1,247,139
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
6.55%, 02/26/61
(d)
............... 421 535,662
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.90%, 02/26/61
(d)
............... 144 183,507
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
7.90%, 02/26/61
(d)
............... 105 135,019
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
9.20%, 02/26/61
(d)
............... 100 127,474
Provident Funding Mortgage Trust
(a)(b)
Series 2021-INV1, Class A3, 2.50%,
08/25/51 ..................... USD 1,945 1,672,060
Series 2021-INV2, Class 1A3, 2.50%,
11/25/51 ..................... 2,528 2,148,318
PRPM LLC
(b)
Series 2023-1, Class A1, 6.88%, 02/25/28
(a)
2,293 2,300,861
Series 2024-RCF1, Class A1, 4.00%,
01/25/54
(c)
.................... 1,199 1,149,366
RMAC Securities No.1 plc, Series 2007-NS1X,
Class A2A, (Sterling Overnight Index
Average at 0.00% Floor + 0.27%), 5.48%,
06/12/44
(a) (d)
..................... GBP 250 307,669
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a) (b)
......... USD 262 237,051
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
......... 854 841,747
Silverstone Master Issuer plc, Series 2023-
1, Class 2A, (Sterling Overnight Index
Average at 0.00% Floor + 0.50%), 5.75%,
01/21/70
(a) (d)
..................... GBP 635 804,649
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Stanlington No. 2 plc
(a)
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor and 10.63% Cap
+ 1.75%), 6.96%, 06/12/45
(d)
........ GBP 535 $ 672,270
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor and 11.20% Cap
+ 2.20%), 7.41%, 06/12/45
(d)
........ 329 408,248
Series 2, Class E, (Sterling Overnight Index
Average at 0.00% Floor and 12.30% Cap
+ 3.30%), 8.51%, 06/12/45
(d)
........ 450 551,332
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a) (b)
. USD 1,642 1,518,993
Stratton Mortgage Funding plc
(a)
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
6.10%, 06/28/50
(d)
............... GBP 495 626,016
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
6.55%, 06/28/50
(d)
............... 315 396,267
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
6.70%, 06/28/50
(d)
............... 242 301,803
Series 2024-3, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
6.56%, 06/25/49
(d)
............... 459 579,092
Series 2024-3, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
6.71%, 06/25/49
(d)
............... 100 125,827
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo.
CME Term SOFR at 0.30% Floor + 0.41%),
5.76%, 09/25/34
(a)
................. USD 442 385,301
Together Asset-Backed Securitisation plc
(a)
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average at 0.00% Floor
+ 1.25%), 6.51%, 07/12/63
(d)
........ GBP 108 136,422
Series 2024-1ST1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor
+ 0.95%), 6.16%, 08/15/64
(d)
........ 743 942,579
Series 2024-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor
+ 1.70%), 6.91%, 08/20/55
(d)
........ 156 199,910
Series 2024-2ND1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor
+ 2.50%), 7.71%, 08/20/55
(d)
........ 103 131,607
Series 2024-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor
+ 3.50%), 8.71%, 08/20/55
(d)
........ 119 154,404
Towd Point Mortgage Trust
(a)(b)
Series 2015-1, Class A5, 4.64%, 10/25/53 . USD 7,223 7,158,748
Series 2017-4, Class A1, 2.75%, 06/25/57 . 6,625 6,329,904
Series 2017-6, Class A1, 2.75%, 10/25/57 . 5,348 5,155,226
Series 2018-1, Class A1, 3.00%, 01/25/58 . 2,802 2,723,692
Series 2018-2, Class A1, 3.25%, 03/25/58 . 3,411 3,309,850
Series 2018-6, Class A1A, 3.75%, 03/25/58 4,936 4,836,086
Tower Bridge Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.50%), 6.73%,
11/20/63
(d)
.................... GBP 140 176,751
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.80%), 7.03%,
11/20/63
(d)
.................... 169 212,736
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
8.25%, 01/20/66
(d)
............... 154 198,477

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
9.25%, 01/20/66
(d)
............... GBP 156 $ 202,094
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.88%),
6.13%, 05/20/66
(d)
............... 282 357,184
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.20%),
6.45%, 05/20/66
(d)
............... 100 126,643
Trinity Square plc, Series 2021-1X, Class AR,
(Sterling Overnight Index Average + 0.90%),
6.16%, 07/15/59
(a) (d)
................ 754 952,295
Twin Bridges plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
6.81%, 03/12/55
(d)
............... 436 553,319
Series 2021-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
7.31%, 03/12/55
(d)
............... 220 276,332
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
6.36%, 09/12/55
(d)
............... 435 546,132
Series 2021-2, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
6.71%, 09/12/55
(d)
............... 187 233,461
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
6.91%, 12/01/55
(d)
............... 365 451,291
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a) (b)
............ USD 4,766 4,527,303
Verus Securitization Trust, Series 2022-2, Class
A1, 4.26%, 02/25/67
(b) (c)
............. 2,825 2,584,162
Walsh Acceptance, Series 1997-2, Class A,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 7.50%, 03/01/27
(a) (b)
.......... 1 992
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 . 732 616,898
Series 2020-RR1, Class A1, 3.00%,
05/25/50 ..................... 1,292 1,093,318
197,598,276
Commercial Mortgage-Backed Securities — 5.8%
2023-MIC Trust, Series 2023-MIC, Class A,
8.73%, 12/05/38
(a) (b)
................ 4,480 4,811,094
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 6.59%, 04/15/34
(a) (b)
.......... 8,030 7,311,094
BAMLL Commercial Mortgage Securities
Trust, Series 2017-SCH, Class AF, (1-mo.
CME Term SOFR at 1.00% Floor + 1.05%),
6.38%, 11/15/33
(a) (b)
................ 3,270 3,260,706
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 ..................... 2,345 2,338,235
Series 2019-BN16, Class A2, 3.93%,
02/15/52 ..................... 7,023 7,003,886
Series 2019-BN18, Class A2, 3.47%,
05/15/62 ..................... 15,479 15,418,273
Series 2024-BNK47, Class A5, 5.72%,
06/15/57 ..................... 10,590 10,891,975
BBCMS Mortgage Trust, Series 2024-C26,
Class A5, 5.83%, 05/15/57 ........... 3,070 3,195,637
BFLD Mortgage Trust, Series 2024-WRHS,
Class A, (1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 6.79%, 08/15/26
(a) (b)
..... 3,310 3,301,703
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust
(a)(b)
Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
6.67%, 03/15/41 ................ USD 5,590 $ 5,548,075
Series 2024-IND2, Class D, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
7.92%, 03/15/41 ................ 600 594,750
BX Commercial Mortgage Trust
(a)(b)
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.77%,
02/15/39 ..................... 2,175 2,167,505
Series 2024-MF, Class B, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 7.02%,
02/15/39 ..................... 1,660 1,643,400
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.77%,
02/15/39 ..................... 4,009 3,994,995
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.72%,
03/15/41 ..................... 4,148 4,124,269
BX Trust
(a)(b)
Series 2021-VIEW, Class A, (1-mo. CME
Term SOFR at 1.28% Floor + 1.39%),
6.72%, 06/15/36 ................ 3,450 3,352,141
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 6.97%, 02/15/41 .... 8,073 8,042,710
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.77%, 04/15/29 ................ 2,881 2,883,146
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 7.42%,
03/15/41 ..................... 2,950 2,946,312
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 8.37%,
03/15/41 ..................... 1,190 1,188,513
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.81%, 07/15/29 ................ 5,000 4,993,726
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo. EURIBOR
at 2.50% Floor + 2.50%), 6.32%,
05/22/34
(d)
.................... EUR 4,583 4,900,999
Series 2022-1X, Class B, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 7.32%,
05/22/34
(d)
.................... 2,190 2,277,496
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.95%, 09/15/38
(a) (b)
................ USD 5,838 5,866,872
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 ..................... 9,000 8,747,859
Series 2016-P3, Class A2, 2.74%, 04/15/49 111 109,869
Commercial Mortgage Trust
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 ..................... 75 74,936
Series 2015-CR22, Class A3, 3.21%,
03/10/48 ..................... 11,549 11,332,896
Series 2015-CR23, Class A4, 3.50%,
05/10/48 ..................... 7,750 7,592,519
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 ..................... 957 949,993
Series 2015-PC1, Class B, 4.42%,
07/10/50
(a)
.................... 4,175 3,882,682
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
7.14%, 06/15/41
(a) (b)
.............. 5,600 5,581,343

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
...................... USD 6,281 $ 5,940,540
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... 2,458 2,408,504
CSMC Trust, Series 2021-BHAR, Class C,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 7.44%, 11/15/38
(a) (b)
........... 2,500 2,481,310
DBSG Mortgage Trust, Series 2024-ALTA,
Class A, 6.14%, 06/10/37
(a) (b)
.......... 6,145 6,148,340
ELM Trust, Series 2024-ELM, Class D10,
6.63%, 06/10/39
(a) (b)
................ 3,840 3,842,203
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class F, 5.52%, 05/03/32
(b)
...... 2,000 1,914,305
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
7.42%, 03/15/28 ................ 3,690 3,694,613
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
8.12%, 03/15/28 ................ 4,065 4,070,081
GS Mortgage Securities Trust, Series 2011-
GC5, Class AS, 5.21%, 08/10/44
(a) (b)
..... 4,003 3,882,622
HONO Mortgage Trust, Series 2021-LULU,
Class A, (1-mo. CME Term SOFR at 1.15%
Floor + 1.26%), 6.59%, 10/15/36
(a) (b)
..... 5,557 5,370,399
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2018-WPT, Class AFX, 4.25%,
07/05/33 ..................... 7,070 6,541,097
Series 2019-BKWD, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.61%),
6.94%, 09/15/29
(a)
............... 954 896,933
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)
.................... 1,000 760,219
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class ASB, 3.66%,
09/15/47 ....................... 129 128,555
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 8,115,538
KSL Commercial Mortgage Trust, Series 2023-
HT, Class A, (1-mo. CME Term SOFR at
2.29% Floor + 2.29%), 7.62%, 12/15/36
(a) (b)
2,450 2,456,125
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 5.22%, 08/17/33
(d)
EUR 1,331 1,398,401
Series 1X, Class D, (3-mo. EURIBOR at
1.90% Floor + 1.90%), 5.72%, 08/17/33
(d)
1,031 1,085,133
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (3-mo. EURIBOR
at 1.20% Floor and 5.20% Cap + 1.20%),
5.02%, 08/17/31
(d)
............... 939 997,864
Series 2021-1X, Class C, (3-mo. EURIBOR
at 1.60% Floor and 5.60% Cap + 1.60%),
5.42%, 08/17/31
(d)
............... 1,061 1,123,461
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
8.02%, 08/15/40
(a) (b)
................ USD 2,329 2,341,125
MCR Mortgage Trust, Series 2024-TWA, Class
E, 8.73%, 06/12/39
(b)
............... 2,200 2,191,780
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.90%),
6.23%, 08/15/33
(a) (b)
.............. 1,799 1,470,203
Series 2019-H7, Class A4, 3.26%, 07/15/52 470 427,281
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
One New York Plaza Trust, Series 2020-1NYP,
Class AJ, (1-mo. CME Term SOFR at 1.25%
Floor + 1.36%), 6.69%, 01/15/36
(a) (b)
..... USD 3,117 $ 2,971,229
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
8.42%, 10/15/28
(a) (b)
................ 1,282 1,296,487
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (1-mo. CME Term
SOFR at 0.88% Floor + 0.99%), 6.32%,
07/15/38
(a) (b)
..................... 4,648 4,432,487
Ready Capital Mortgage Financing LLC, Series
2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.47% Floor + 2.47%), 7.81%,
06/25/37
(a) (b)
..................... 586 587,484
Sage AR Funding plc, Series 1X, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 2.15%), 7.38%, 11/17/30
(a) (d)
..... GBP 535 673,204
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.51%, 05/15/37
(a) (b)
................ USD 1,170 1,175,850
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average at 1.30% Floor
+ 1.30%), 6.53%, 05/17/31
(d)
........ GBP 880 1,105,891
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average at 1.65% Floor
+ 1.65%), 6.88%, 05/17/31
(d)
........ 536 671,668
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average at 2.60% Floor
+ 2.60%), 7.83%, 05/17/31
(d)
........ 547 688,359
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average at 2.10% Floor
+ 2.10%), 7.33%, 08/17/31
(d)
........ 948 1,197,472
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ........ USD 283 246,478
UK Logistics DAC, Series 2024-1X, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 1.65%), 6.88%, 05/17/34
(a) (d)
..... GBP 202 255,605
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 .. USD 264 252,818
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
. 2,032 1,932,969
Series 2023-3, Class A, 7.10%, 08/25/53
(a)
. 5,680 5,726,245
Series 2024-2, Class A, 6.58%, 04/25/54
(a)
. 2,390 2,397,714
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5, 3.45%, 02/15/48 10,140 9,958,520
Series 2015-C28, Class ASB, 3.31%,
05/15/48 ..................... 868 861,163
WFRBS Commercial Mortgage Trust, Series
2014-C24, Class ASB, 3.32%, 11/15/47 ... —
(k)
118
256,448,002
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 0.96%, 05/10/48
(a)
..... 28,136 129,463
Total Non-Agency Mortgage-Backed Securities — 10 .3%
(Cost: $ 466,103,366 ) .............................. 454,175,741
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.2%
Federal Farm Credit Bank Bonds
1.63% , 03/17/31 .................. 450 371,580
1.68% , 09/17/35 .................. 30,000 21,578,792
2.25% , 08/15/29 .................. 23,500 20,942,138
2.78% , 12/01/36 .................. 3,525 2,821,617

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
Federal Home Loan Bank Bonds
0.60% , 12/30/26 .................. USD 15,000 $ 13,484,837
2.18% , 11/06/29 .................. 9,700 8,576,630
2.50% , 11/05/36 .................. 3,525 2,757,499
Federal National Mortgage Association
0.74% , 08/25/27 .................. 15,000 13,267,467
0.81% , 09/25/28 .................. 15,000 12,850,088
1.63% , 08/24/35 .................. 1,000 719,212
97,369,860
Collateralized Mortgage Obligations — 2.7%
Federal Home Loan Mortgage Corp.
Series 3710 , Class MG , 4.00% , 08/15/25
(c)
. 47 46,956
Series 3959 , Class MA , 4.50% , 11/15/41 .. 554 544,556
Series 3986 , Class M , 4.50% , 09/15/41 ... 51 51,139
Series 4459 , Class BN , 3.00% , 08/15/43 .. 3,515 3,180,992
Series 4569 , Class JA , 3.00% , 03/15/42 .. 2,440 2,364,101
Series 4752 , Class PL , 3.00% , 09/15/46 .. 4,503 4,250,804
Series 4941 , Class MB , 3.00% , 07/25/49 .. 3,960 3,427,733
Series 5000 , Class MA , 2.00% , 06/25/44 .. 3,063 2,744,933
Series 5006 , Class KA , 2.00% , 06/25/45 .. 8,771 7,784,401
Series 5105 , Class LA , 1.50% , 04/15/44 .. 16,334 15,560,623
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust
Series 2018-2 , Class MA , 3.50% , 11/25/57 3,258 3,065,249
Series 2018-3 , Class MA , 3.50% , 08/25/57
(a)
9,335 8,789,135
Series 2019-4 , Class MA , 3.00% , 02/25/59 10,187 9,190,420
Federal National Mortgage Association
Series 2011-48 , Class MG ,
4.00% , 06/25/26
(c)
............... 183 180,463
Series 2011-84 , Class MG ,
4.00% , 09/25/26
(c)
............... 247 243,567
Series 2020-79 , 1.50% , 11/25/50 ....... 6,163 5,358,365
Federal National Mortgage Association Variable
Rate Notes , Series 2022-65 , Class FB ,
(SOFR 30 day Average at 0.80% Floor and
6.00% Cap + 0.80%), 6.00% , 09/25/52
(a)
.. 41,031 40,039,922
Government National Mortgage Association
Series 2013-131 , Class PA , 3.50% , 06/16/42 259 255,260
Series 2017-136 , Class GB ,
3.00% , 03/20/47 ................ 3,282 2,972,911
Series 2018-36 , Class AM , 3.00% , 07/20/45 7,338 6,917,229
Series 2020-127 , Class LP , 1.50% , 06/20/50 3,374 2,667,994
119,636,753
Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KIR2 , Class A1 , 2.75% , 03/25/27 ....... 3,046 2,938,331
Federal National Mortgage Association
ACES , Series 2023-M1 , Class 1A ,
3.54% , 04/25/32
(a)
................. 2,481 2,297,828
5,236,159
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series K121 , Class X1 ,
1.12% , 10/25/30 .................. 11,778 582,515
Government National Mortgage Association
Variable Rate Notes , Series 2012-120 ,
0.64% , 02/16/53 .................. 9,598 149,388
731,903
Mortgage-Backed Securities — 5.6%
Federal Home Loan Mortgage Corp.
3.00% , 09/01/32 - 02/01/36 ........... 2,309 2,138,641
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% , 02/01/34 - 06/01/37 ........... USD 11,291 $ 10,986,620
4.50% , 07/01/47 - 03/01/49
(l)
.......... 37,505 36,275,913
(RFUCCT1Y at 1.63% Floor and 7.88% Cap
+ 1.63%), 7.63% , 10/01/45
(a)
........ 254 258,402
Federal National Mortgage Association ,
5.81% , 06/01/31 .................. 15,778 16,059,712
Federal National Mortgage Association Variable
Rate Notes
(a)
(RFUCCT1Y at 1.59% Floor and 7.92% Cap
+ 1.59%), 2.92% , 06/01/45 ......... 1,161 1,165,244
(RFUCCT1Y at 1.73% Floor and 8.77% Cap
+ 1.73%), 6.58% , 09/01/42 ......... 1,094 1,125,666
(RFUCCT1Y at 1.59% Floor and 8.13% Cap
+ 1.59%), 7.14% , 09/01/45 ......... 1,079 1,104,472
(RFUCCT1Y at 1.59% Floor and 7.81% Cap
+ 1.59%), 7.59% , 11/01/45 ......... 61 63,147
Uniform Mortgage-Backed Securities
1.50% , 07/01/31 .................. 17,123 15,572,809
2.50% , 12/01/27 - 04/01/32 ........... 15,860 14,853,414
3.00% , 12/01/26 - 09/01/35 ........... 24,639 23,181,443
3.50% , 04/01/34 .................. 1,802 1,728,295
4.00% , 04/01/26 - 03/01/38 ........... 12,924 12,552,393
4.00% , 07/25/54
(m)
................. 87,430 79,995,035
4.50% , 03/01/47 - 01/01/50 ........... 31,007 29,956,796
247,018,002
Total U.S. Government Sponsored Agency Securities — 10 .7%
(Cost: $ 491,206,059 ) .............................. 469,992,677
U.S. Treasury Obligations
U.S. Treasury Notes
4.50% , 07/15/26 - 04/15/27 ........... 165,140 164,889,244
4.38% , 08/15/26 - 12/15/26 ........... 223,120 221,814,382
4.63% , 09/15/26 - 06/15/27 ........... 296,680 296,729,845
4.00% , 01/15/27 - 01/31/29 ........... 129,060 127,174,323
4.13% , 02/15/27 .................. 87,965 86,954,777
4.25% , 03/15/27 .................. 109,320 108,444,586
Total U.S. Treasury Obligations — 22 .8%
(Cost: $ 1,009,531,939 ) ............................ 1,006,007,157
Total Long-Term Investments — 100.4%
(Cost: $ 4,475,786,979 ) ............................ 4,422,879,106
Short-Term Securities
Commercial Paper — 0.7%
HSBC USA, Inc.
(n)
6.46% , 08/22/24 .................. 15,000 14,874,508
6.52% , 10/11/24
(b)
................. 15,000 14,759,463
Total Commercial Paper — 0 .7%
(Cost: $ 29,608,600 ) ............................... 29,633,971

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(j) (o)
.................. 18,638,480 $ 18,638,480
Total Money Market Funds — 0 .4%
(Cost: $ 18,638,480 ) ............................... 18,638,480
Total Short-Term Securities — 1.1%
(Cost: $ 48,247,080 ) ............................... 48,272,451
Total Investments — 101 .5%
(Cost: $ 4,524,034,059 ) ............................ 4,471,151,557
Liabilities in Excess of Other Assets — (1.5) % ............. (64,580,777)
Net Assets — 100.0% ...............................
$ 4,406,570,780
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Zero-coupon bond.
(g)
Convertible security.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Affiliate of the Fund.
(k)
Rounds to less than 1,000.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)
Represents or includes a TBA transaction.
(n)
Rates are discount rates or a range of discount rates as of period end.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Par/Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 72,766,327 $ — $ (54,127,847)
(a)
$ — $ — $ 18,638,480 18,638,480 $ 1,812,549 $ —
BlackRock Capital Finance LP ,
Series 1997-R2 , Class AP . — — — (11,000) 11,000 — 4,564 — —
$ (11,000) $ 11,000 $ 18,638,480 $ 1,812,549 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
30-day Federal Funds ....................................................... 572 08/30/24 $ 225,708 $ (881)
Euro-OAT ............................................................... 101 09/06/24 13,317 (4,906)
Euro-Schatz ............................................................. 45 09/06/24 5,094 23,923
U.S. Treasury 2-Year Note .................................................... 8,856 09/30/24 1,808,561 1,615,195
1,633,331
Short Contracts
Euro-Bobl ............................................................... 424 09/06/24 52,873 (563,229)
Euro-Bund .............................................................. 47 09/06/24 6,625 21,349
U.S. Treasury 10-Year Note ................................................... 849 09/19/24 93,257 (732,571)
U.S. Treasury 10-Year Ultra Note ............................................... 1,549 09/19/24 175,473 345,735
U.S. Treasury Long Bond ..................................................... 333 09/19/24 39,252 (140,186)
U.S. Treasury Ultra Bond ..................................................... 59 09/19/24 7,349 (27,721)
U.S. Treasury 5-Year Note .................................................... 7,202 09/30/24 767,126 (3,368,420)
(4,465,043)
$ (2,831,712)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 83,700 EUR 78,000 Deutsche Bank AG 08/06/24 $ 23
USD 107,312 EUR 100,000 Nomura International plc 08/06/24 33
USD 1,132,564 GBP 892,000 State Street Bank and Trust Co. 08/06/24 4,730
CAD 708,000 USD 517,849 Standard Chartered Bank 09/18/24 655
USD 49,004,272 EUR 45,518,003 BNP Paribas SA 09/18/24 69,233
USD 290,484 EUR 270,000 Deutsche Bank AG 09/18/24 215
USD 31,815,762 EUR 29,561,997 Toronto Dominion Bank 09/18/24 34,546
USD 862,892 GBP 677,000 Bank of New York Mellon 09/18/24 6,592
USD 3,147,012 GBP 2,481,000 Citibank NA 09/18/24 8,936
USD 719,936 GBP 563,000 Deutsche Bank AG 09/18/24 7,829
USD 10,677,655 GBP 8,420,000 Goldman Sachs International 09/18/24 27,675
USD 11,432,077 GBP 9,010,000 HSBC Bank plc 09/18/24 35,840
USD 13,224,510 GBP 10,430,000 JPMorgan Chase Bank NA 09/18/24 32,195
USD 11,048,816 GBP 8,702,000 Standard Chartered Bank 09/18/24 42,151
270,653
USD 3,625,448 CAD 4,970,000 Natwest Markets plc 09/18/24 (14,330)
USD 19,298 EUR 18,000 Natwest Markets plc 09/18/24 (53)
(14,383)
$ 256,270

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5 .00 % Quarterly 06/20/29 USD 9,790 $ (623,431) $ (667,248) $ 43,817
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1 .00 Quarterly 06/20/29 USD 93,040 (1,927,369) (1,922,023) (5,346)
$ (2,550,800) $ (2,589,271) $ 38,471
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 702,788,804 $ 4,762,670 $ 707,551,474
Corporate Bonds ........................................ — 1,748,135,149 — 1,748,135,149
Floating Rate Loan Interests ................................. — — 5,123,500 5,123,500
Foreign Agency Obligations ................................. — 29,835,609 — 29,835,609
Municipal Bonds ......................................... — 2,057,799 — 2,057,799
Non-Agency Mortgage-Backed Securities ........................ — 454,175,741 — 454,175,741
U.S. Government Sponsored Agency Securities .................... — 469,992,677 — 469,992,677
U.S. Treasury Obligations ................................... — 1,006,007,157 — 1,006,007,157
Short-Term Securities
Commercial Paper ....................................... — 29,633,971 — 29,633,971
Money Market Funds ...................................... 18,638,480 — — 18,638,480
$ 18,638,480 $ 4,442,626,907 $ 9,886,170 $ 4,471,151,557
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 43,817 $ — $ 43,817
Foreign currency exchange contracts ............................ — 270,653 — 270,653
Interest rate contracts ....................................... 2,006,202 — — 2,006,202
Liabilities
Credit contracts ........................................... — (5,346) — (5,346)
Foreign currency exchange contracts ............................ — (14,383) — (14,383)

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Low Duration Bond Portfolio

Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ (4,837,914) $ — $ — $ (4,837,914)
$ (2,831,712) $ 294,741 $ — $ (2,536,971)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
PCL Public Company Limited
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)